UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-06199
                                                     ---------


                       The Nottingham Investment Trust II
                       ----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2006
                                            ------------------

Item 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report
September 30, 2006
(Unaudited)










                                                       [LOGO HERE]
                                                     EARNEST PARTNERS

                                                          Fixed Income Trust





















This report and the financial statements contained herein are submitted for the general information of the shareholders of the EARNEST Partners Fixed Income Trust ("Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St., Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------
An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, junk bonds or lower-rated securities risk, investment advisor risk, market sector risk and portfolio turnover risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

--------------------------------------------------------------------------------

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Semi-Annual Report was first distributed to shareholders on or about November 29, 2006.


For More Information on Your EARNEST Partners Fixed Income Trust:

         See Our Web site @ www.earnestpartners.com
                  or
         Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Fund Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                              Beginning                Ending
                                                            Account Value            Account Value           Expenses Paid
Expense Example                                             April 1, 2006          September 30, 2006        During Period*
-------------------------------------------------------------------------------------------------------------------------------
Actual                                                        $1,000.00                $1,038.00                 $2.04
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                      $1,000.00                $1,023.06                 $2.03
-------------------------------------------------------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized  expense ratio 0.40% multiplied by the average  account value over the period,  multiplied by the number of days in the most recent  fiscal  half-year  divided by 365 (to  reflect the  semi-annual period).

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or     Market Value                                                     Market Value
                                       Principal        (Note 1)                                          Principal     (Note 1)
-----------------------------------------------------------------      -------------------------------------------------------------

MONEY MARKET - 2.94%                                                   REMIC Trust 2001-44
    Merrimac Cash Series                                                  6.114%, 11/16/21               $ 378,388      $ 382,114
       (Cost $1,097,694)              1,097,694     $  1,097,694       REMIC Trust 2002-35
                                                     ------------         5.892%, 10/16/23                 585,839        596,370
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 68.75%                          REMIC Trust 2002-83
                                                                           3.313%, 04/16/17                 180,318        176,477
*   A.I.D. - Equador                                                   REMIC Trust 2003-16
       7.050%, 05/01/15                $ 43,903           47,118          3.130%, 04/16/16                 330,081        321,886
    A.I.D. - Israel                                                    REMIC Trust 2003-22
       5.500%, 12/04/23                 650,000          676,727          2.750%, 06/16/21                 194,146        188,269
    A.I.D. - Ivory Coast                                               REMIC Trust 2003-36
       8.100%, 12/01/06                  21,735           21,795          2.933%, 10/16/20                 781,767        758,344
*   A.I.D. - Peru                                                      REMIC Trust 2003-59
       8.350%, 01/01/07                  13,647           13,788          2.274%, 07/16/18                 911,820        870,387
    Alter Barge Line Title XI                                          REMIC Trust 2003-72
       6.000%, 03/01/26                 257,000          270,917          4.356%, 02/16/30                 572,359        559,245
    Federal Agricultural Mortgage Corporation                          Small Business Administration
    Series AM-1003                                                     Series 1992-20H
       6.745%, 04/25/13                 324,283          325,927          7.400%, 08/01/12                 143,955        149,171
    Federal Home Loan Mortgage Corporation                             Series 1995-20L
    Freddie Mac                                                           6.450%, 12/01/15                 122,395        125,472
       4.125%, 07/12/10                 650,000          632,495       Series 1997-20A
    Federal National Mortgage Association                                 7.150%, 01/01/17                 133,331        138,544
    Fannie Mae                                                         Series 1998-20B
       5.000%, 03/15/16                 650,000          650,547          6.150%, 02/01/18                 355,709        363,958
    FNMA Pass-Thru Mortgage Pool 745418                                Series 2000-20K
       5.500%, 04/01/36                 674,345          664,695          7.220%, 11/01/20                 686,908        725,908
    FNMA Pass-Thru Mortgage Pool 872277                                Series 2001-20A
       6.000%, 05/01/36                 646,978          649,962          6.290%, 01/01/21                 428,694        443,124
    FNMA Pass-Thru Mortgage Pool 882040                                Series 2001-20K
       6.000%, 05/01/36                 644,116          647,086          5.340%, 11/01/21                 708,602        715,298
    FNMA Pass-Thru Mortgage Pool 886085                                Series 2002-10A
       6.000%, 07/01/36                 648,426          651,416          5.350%, 01/01/12                 492,411        495,206
    FNMA Pass-Thru Mortgage Pool 896052                                Series 2002-10B
       6.000%, 07/01/36                 646,624          649,606          5.300%, 03/01/12                 619,649        622,871
    Government National Mortgage Association                           Series 2002-10F
    GNMA Pass-Thru Mortgage Single Family                                 3.940%, 11/01/12                 321,177        312,244
       5.500%, 01/20/35                 720,921          713,308       Series 2002-20J
    GNMA Pass-Thru Mortgage Single Family                                 4.750%, 10/01/22                 749,142        734,103
       4.500%, 03/20/35                 723,718          675,849       Series 2002-20K
    GNMA Pass-Thru Mortgage Single Family                                 5.080%, 11/01/22                 561,703        559,188
       5.000%, 11/20/35                 722,193          698,651       Series 2003-10B
    GNMA Pass-Thru Mortgage Single Family                                 3.390%, 03/01/13                 424,426        404,205
       5.000%, 04/20/36                 641,804          620,672       Series 2003-10C
                                                                          3.530%, 05/01/13                 415,894        398,319

                                                                                                                        (Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or     Market Value                                                    Market Value
                                       Principal        (Note 1)                                          Principal      (Note 1)
-----------------------------------------------------------------      -------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - (Continued)                     CORPORATE ASSET BACKED SECURITIES - 8.37%

    Small Business Administration (Continued)                          American Airlines, Inc. Series 2001-1
    Series 2003-20C                                                       6.977%, 05/23/21               $ 527,539      $ 506,437
       4.500%, 03/01/23               $ 972,583     $    937,993       California Infrastructure SDG&E Series 1997-1
    Series 2003-20D                                                       6.370%, 12/26/09                 250,000        253,943
       4.760%, 04/01/23                 531,986          520,850       CenterPoint Energy Transition Bond Co. 2001-1
    Series 2003-20E                                                       4.760%, 09/15/09                 229,538        228,658
       4.640%, 05/01/23                 522,527          508,063       Connecticut RRB Series 2001-1 A2
    Series 2003-20F                                                       5.730%, 03/30/09                 320,565        320,752
       4.070%, 06/01/23                 956,002          898,815       Connecticut RRB Series 2001-1 A5
    Series 2003-20I                                                       6.210%, 12/30/11                 365,000        377,668
       5.130%, 09/01/23                 642,025          639,600       Consumer Funding 2001-1
    Series 2004-20L                                                       4.980%, 04/20/12                 300,000        299,461
       4.870%, 12/01/24                 647,693          634,219       Detroit Edison Securitization Funding 2001-1
    Series 2005-20B                                                       6.190%, 03/01/13                 100,000        103,710
       4.625%, 02/01/25                 634,226          611,156       Illinois Power Trust Series 1998-1
    U.S. Guaranty Bonds                                                   5.540%, 06/25/09                  63,314         63,352
    Amethyst Title XI                                                  Massachusetts RBB Trust 1999-1
       4.390%, 04/15/16                 666,672          647,725          7.030%, 03/15/12                 200,000        209,048
    Matson Navigation Company, Inc. Title XI                           PECO Energy Bonds Series 2000-A
       5.337%, 09/04/28                 572,000          575,598          7.625%, 03/01/10                 250,000        264,029
    Perforadora Cent SA de CV Shipping Title XI                        PP&L Transition Bonds Series 1999-1
       5.240%, 12/15/18                 375,027          378,155          7.150%, 06/25/09                 485,000        500,249
    Rowan Companies, Inc. Title XI                                                                                   ------------
       2.800%, 10/20/13                 535,712          495,555       Total Corporate Asset Backed Securities
    Sterling Equipment, Inc. Title XI                                     (Cost $3,193,374)                             3,127,307
       6.125%, 09/28/19                 184,670          194,055                                                     ------------
                                                    ------------
                                                                       CORPORATE OBLIGATIONS - 18.47%
    Total US Government & Agency Obligations
       (Cost $26,073,722)                             25,693,046       Arkansas Electric Cooperative Corporation
                                                    ------------          7.330%, 06/30/08                 126,000        127,077
U.S. GOVERNMENT INSURED OBLIGATIONS - 0.41%                            Burlington Northern and Santa Fe Railway Co.
                                                                          6.230%, 07/02/18                 797,449        835,710
    Federal Housing Authority Project Loan                             Continental Airlines Inc.
*   Downtowner Apartments                                                 7.707%, 04/02/21                 648,742        693,344
       8.375%, 11/01/11                  79,188           82,804       CSX Corporation
*   Reilly #046                                                           6.550%, 06/15/13                 300,000        319,098
       6.513%, 06/01/14                  18,324           18,551       FedEx Corporation
*   USGI #87                                                              7.650%, 01/15/22                 123,647        140,674
       7.430%, 08/01/23                  50,092           50,924       Ford Motor Credit Company
                                                   -------------          7.375%, 02/01/11                 375,000        359,935
    Total US Government Insured Obligations
       (Cost $148,496)                                   152,279
                                                   -------------

                                                                                                                        (Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or     Market Value
                                       Principal        (Note 1)
-----------------------------------------------------------------      -------------------------------------------------------------

CORPORATE OBLIGATIONS - (Continued)                                    Summary of Investments by Category
                                                                                                           % of Net        Market
     GATX Financial Corporation                                        Category                             Assets         Value
        6.273%, 06/15/11              $ 700,000     $    717,916       -----------------------------------------------------------
     General Motors Acceptance Corp.                                   Corporate ABS                         8.37%     $ 3,127,307
        6.875%, 08/28/12                375,000          371,176       Corporate Obligations                18.47%       6,904,195
     Nevada Power Company                                              Money Market                          2.94%       1,097,694
        5.875%, 01/15/15                375,000          373,311       U.S. Gov. & Agency Obligations       68.75%      25,693,046
     Norfolk Southern Railway Company                                  U.S. Gov. Insured Obligations         0.41%         152,279
        5.950%, 04/01/08                250,000          252,943       -----------------------------------------------------------
     Provident Companies Inc.                                          Total                                98.94%    $ 36,974,521
        7.000%, 07/15/18                375,000          385,768
     Residential Capital Corporation
        6.375%, 06/30/10                375,000          379,417
     Union Pacific ETC Corporation
        4.698%, 01/02/24                562,449          536,149
     Union Pacific Railroad Company
        6.630%, 01/27/22                 94,819          102,532
     USB Capital IX
        6.189%, 12/29/49                650,000          657,381
     Wachovia Capital Trust III
        5.800%, 03/15/42                650,000          651,764

     Total Corporate Obligations
        (Cost $6,893,935)                              6,904,195
                                                    ------------

Total Investments
        (Cost $37,407,221) - 98.94%                 $ 36,974,521
Other Assets less Liabilities - 1.06%                    398,261
                                                    ------------

Net Assets - 100.00%                                $ 37,372,782
                                                    ============

* Securities valued using Matrix System.  (note 1)












See Notes to Financial Statements


EARNEST Partners Fixed Income Trust

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2006
--------------------------------------------------------------------------------------------------------------------------------

Assets:
  Investments, at value (cost $37,407,221) ..............................................................           $ 36,974,521
  Receivables:
    Fund shares sold ....................................................................................                    258
    Interest ............................................................................................                415,547
  Prepaid expenses:
    Fund accounting fees (note 2) .......................................................................                  2,250
    Compliance service fees (note 2) ....................................................................                    665
    Other expenses ......................................................................................                  5,797
Due from affiliates:
    Advisor (note 2) ....................................................................................                  3,599
                                                                                                                    ------------

  Total assets ..........................................................................................             37,402,637
                                                                                                                    ------------
Liabilities:
  Payables:
    Fund shares repurchased .............................................................................                 15,825
  Accrued expenses ......................................................................................                 11,631
  Disbursements in excess of cash on demand deposit .....................................................                  2,399
                                                                                                                    ------------

  Total liabilities .....................................................................................                 29,855
                                                                                                                    ------------

Net Assets ..............................................................................................           $ 37,372,782
                                                                                                                    ============
Net Assets Consist of:
  Capital (par value and paid in surplus) ...............................................................           $ 38,713,624
  Distributions in excess of net investment income ......................................................                 (7,066)
  Accumulated net realized loss on investments ..........................................................               (901,076)
  Net unrealized depreciation on investments ............................................................               (432,700)
                                                                                                                    ------------

  Total Net Assets ......................................................................................           $ 37,372,782
                                                                                                                    ============
  Shares Outstanding, no par value (unlimited authorized shares) ........................................              3,539,145
  Net Asset Value, Maximum Offering Price and Redemption Price Per Share ................................           $      10.56














See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statement of Operations
(Unaudited)

For the six month period ended September 30, 2006

----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
  Interest ..........................................................................................               $    838,478
  Dividends .........................................................................................                     26,317
                                                                                                                    ------------

Total Income ........................................................................................                    864,795
                                                                                                                    ------------

  Expenses:
  Advisory fees (note 2) ............................................................................                     77,667
  Administration fees (note 2) ......................................................................                     21,574
  Transfer agent fees (note 2) ......................................................................                      9,000
  Fund accounting fees (note 2) .....................................................................                     15,226
  Compliance service fees (note 2) ..................................................................                      3,875
  Custody fees (note 2) .............................................................................                      4,656
  Registration and filing administration fees (note 2) ..............................................                      1,685
  Legal fees ........................................................................................                      5,265
  Audit and tax preparation fees ....................................................................                      7,521
  Registration and filing expenses ..................................................................                      2,169
  Shareholder servicing expenses ....................................................................                      1,254
  Printing expenses .................................................................................                      1,003
  Trustee fees and meeting expenses .................................................................                      2,507
  Chief Compliance Officer fees .....................................................................                        469
  Securities pricing fees ...........................................................................                      8,775
  Other operating expenses ..........................................................................                      5,766
                                                                                                                    ------------

  Total Expenses ....................................................................................                    168,412
                                                                                                                    ------------

  Expenses reimbursed by advisor (note 2) ...........................................................                    (21,526)
  Advisory fees waived (note 2) .....................................................................                    (77,667)
                                                                                                                    ------------

  Net Expenses ......................................................................................                     69,219
                                                                                                                    ------------

Net Investment Income ...............................................................................                    795,576
                                                                                                                    ------------
Realized and Unrealized Gain on Investments

  Net realized loss from investment transactions ....................................................                    (32,478)
  Change in unrealized appreciation on investments ..................................................                    592,054
                                                                                                                    ------------

Realized and Unrealized Gain on Investments .........................................................                    559,576
                                                                                                                    ------------

Net Increase in Net Assets Resulting from Operations ................................................               $  1,355,152
                                                                                                                    ============





See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statements of Changes in Net Assets

                                                                                             September 30,            March 31,
For the six month period and fiscal year ended,                                                 2006 (a)                 2006
---------------------------------------------------------------------------------------------------------------------------------

Operations:
  Net investment income ..........................................................           $    795,576            $  1,540,159
  Net realized loss from investment transactions .................................                (32,478)               (487,484)
  Change in unrealized appreciation on investments ...............................                592,054                (135,155)
                                                                                             ------------            ------------

Net Increase in Net Assets Resulting from Operations .............................              1,355,152                 917,520
                                                                                             ------------            ------------
Distributions to Shareholders: (note 4)
  Net investment income ..........................................................               (802,642)             (1,637,947)
                                                                                             ------------            ------------

Decrease in Net Assets Resulting from Distributions ..............................               (802,642)             (1,637,947)
                                                                                             ------------            ------------
Capital Share Transactions: (note 5)
Shares sold ......................................................................              5,090,020               3,211,414
Reinvested dividends and distributions ...........................................                788,889               1,389,820
Shares repurchased ...............................................................             (1,070,770)            (11,272,147)
                                                                                             ------------            ------------

Increase (Decrease) from Capital Share Transactions ..............................              4,808,139              (6,670,913)
                                                                                             ------------             ------------

Net Increase (Decrease) in Net Assets ............................................              5,360,649              (7,391,340)

Net Assets:
  Beginning of period ............................................................             32,012,133              39,403,473
  End of period ..................................................................           $ 37,372,782            $ 32,012,133
                                                                                             ============            ============

Distributions in excess of net investment income .................................           $     (7,006)                   --

(a) Unaudited.



















See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Financial Highlights

EARNEST Partners Fixed Income Trust

Financial Highlights

For a share outstanding during the               September 30,                                  March 31,
                                                                 -------------------------------------------------------------------
six-month period or fiscal year ended,              2006 (a)        2006          2005           2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ...........   $   10.41      $  10.63    $    11.08     $    10.88    $    10.08    $   10.32
                                                   ---------      --------    ----------     ----------    ----------    ---------
Income (Loss) from Investment Operations
Net investment income ..........................        0.24          0.44          0.41           0.36          0.51         0.59
Net realized and unrealized
           gain (loss) on securities ...........        0.15         (0.19)        (0.42)          0.22          0.80        (0.24)
                                                   ---------      --------    ----------     ----------    ----------    ---------

Total from Investment Operations ...............        0.39          0.25         (0.01)          0.58          1.31         0.35
                                                   ---------      --------    ----------     ----------    ----------    ---------
Less Distributions:
Dividends (from net investment income) .........       (0.24)        (0.47)        (0.44)         (0.38)        (0.51)       (0.59)
                                                   ---------      --------    ----------     ----------    ----------    ---------

Total Distributions ............................       (0.24)        (0.47)        (0.44)         (0.38)        (0.51)       (0.59)
                                                   ---------      --------    ----------     ----------    ----------    ---------

Net Asset Value, End of Period .................   $   10.56 $       10.41    $    10.63     $    11.08    $    10.88    $   10.08
                                                   =========      ========    ==========     ==========    ==========    =========

Total return ...................................        3.80 % (c)    2.36 %       (0.12)%         5.43 %       13.30 %       3.32 %
Net Assets, End of Period
      (in thousands) ...........................   $  37,373      $ 32,012    $   39,403     $   39,134    $   13,755    $   5,791
Average Net Assets for the Period
      (in thousands) ...........................   $  34,424      $ 37,536    $   34,988     $   35,772    $    8,148    $   6,114
Ratios of:
Gross Expenses to Average Net Assets (b) .......        0.98 % (d)    0.96 %        0.97 %         0.95 %        1.97 %       2.44 %
Net Expenses to Average Net Assets (b) .........        0.40 % (d)    0.40 %        0.40 %         0.40 %        0.58 %       0.90 %
Net Investment Income
      to Average Net Assets ....................        4.61 % (d)    4.10 %        3.69 %         3.31 %        4.55 %       5.65 %

Portfolio turnover rate ........................       10.80 %       28.13 %       43.87 %        54.20 %       74.35 %      23.87 %


(a) Unaudited.
(b) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(c) Not annualized.
(d) Annualized.












See Notes to Financial Statements














See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

1.   Organization    and   Significant    with maturities of 60 days or less are
     Accounting Policies                  valued  at   amortized   cost,   which
                                          approximates market value.
EARNEST  Partners  Fixed  Income Trust
(the  "Fund")  is a series  fund.  The    The   financial   statements   include
Fund is part of The Nottingham securities valued at $213,185 (0.57% Investment Trust II (the "Trust"), of net assets) whose values have been which was organized as a Massachusetts estimated using a method approved by business trust and is registered under the Trust's Board of Trustees. Such the Investment Company Act of 1940, as securities are valued by using a amended (the "1940 Act"), as an Matrix System, which is based upon the open-end management investment factors described above and company. The Trust is classified as a particularly the spread between yields diversified company as defined in the on the securities being valued and
1940 Act.                                 yields  on  U.S.  Treasury  securities
                                          with   similar   remaining   years  to
The Fund commenced operations on maturity. Those estimated values may November 15, 1991. The investment differ from the values that would have objective of the Fund is to preserve resulted from actual purchase and sale
capital  and  maximize  total  returns    transactions.
through    active     management    of
investment-grade          fixed-income    Investment Transactions and Investment
securities.                               Income
                                          Investment  transactions are accounted
The following accounting policies have for as of the date purchased or sold been consistently followed by the Fund (trade date). Dividend income is and are in conformity with accounting recorded on the ex-dividend date.
principles  generally  accepted in the    Interest  income  is  recorded  on the
United   States  of   America  in  the    accrual     basis     and     includes
investment company industry.              amortization    of    discounts    and
                                          premiums.   Gains   and   losses   are
Investment Valuation                      determined  on  the  identified   cost
The Fund's  investments  in securities    basis,  which is the same  basis  used
are   carried  at  value.   Securities    for federal income tax purposes.
listed on an  exchange  or quoted on a
national  market  system are valued at    Expenses
the last sales price as of 4:00 p.m. The Fund bears expenses incurred Eastern Time. Securities traded in the specifically on its behalf as well as NASDAQ over-the-counter market are a portion of general and trust
generally   valued   at   the   NASDAQ    expenses,    which    are    allocated
Official    Closing    Price.    Other    according to methods reviewed annually
securities      traded      in     the    by the Trustees.
over-the-counter   market  and  listed
securities   for  which  no  sale  was    Dividend Distributions
reported on that date are valued at The Fund may declare and distribute the most recent bid price. Securities dividends from net investment income and assets for which representative at the end of each month. market quotations are not readily Distributions from capital gains (if available (e.g., if the exchange on any) are generally declared and
which  the   portfolio   security   is    distributed annually.
principally  traded closes early or if
trading  of the  particular  portfolio    Estimates
security is halted during the day and The preparation of financial does not resume prior to the Fund's statements in conformity with net asset value calculation) or which accounting principles generally cannot be accurately valued using the accepted in the United States of
Fund's normal pricing procedures are America requires management to make valued at fair value as determined in estimates and assumptions that affect good faith under policies approved by the amount of assets, liabilities, the Trustees, taking into expenses and revenues and disclosure consideration institutional bid and of contingent assets and liabilities last sale prices, and securities reported in the financial statements. prices, yields, estimated maturities, Actual results could differ from those
call features, ratings,  institutional    estimates.
trading   in    similar    groups   of
securities and developments related to    Federal Income Taxes
specific securities. Fair value No provision for income taxes is pricing may be used, for example, in included in the accompanying financial situations where (i) a portfolio statements, as the Fund intends to security is so thinly that there have distribute to shareholders all taxable been no transactions for that security investment income and realized gains over an extended period of time; (ii) and otherwise comply with Subchapter M the exchange on which the portfolio of the Internal Revenue Code
security is principally  traded closes    applicable  to  regulated   investment
early;   or  (iii)   trading   of  the    companies.
portfolio  security  is halted  during
the day and does not  resume  prior to
the    Funds'    net    asset    value
calculation.  A  portfolio  security's
"fair value" price may differ from the
price   next    available   for   that
portfolio  security  using the  Fund's
normal pricing procedures. Instruments
                                                                  (Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

2. Transactions with Affiliates           Administrator
                                          The Fund pays a monthly administration
Advisor                                   fee to  The  Nottingham  Company  (the
The Fund pays a monthly  advisory  fee    "Administrator")    based   upon   the
to EARNEST Partners, LLC (the average daily net assets of the Fund "Advisor") based upon the average and calculated at the annual rates
daily  net  assets  of  the  Fund  and    shown in  Schedule B  provided  below,
calculated  at  the  annual  rates  as    which  is  subject  to  a  minimum  of
shown in Schedule A.                      $2,000  per month.  The  Administrator
                                          also receives a fee to procure and pay
The Advisor has entered into a the custodian for the Funds, contractual agreement (the "Expense additional compensation for fund Limitation Agreement") with the Trust, accounting and recordkeeping services, on behalf of the Fund, under which it and additional compensation for has agreed to waive or reduce its fees certain costs involved with the daily and to assume other expenses of the valuation of securities and as Fund, if necessary, in amounts that reimbursement for out-of-pocket
limit  the  Fund's   total   operating    expenses. A breakdown of these fees is
expenses   (exclusive   of   interest,    provided below, in Schedule B.
taxes, brokerage fees and commissions,
extraordinary  expenses, and payments,    Compliance Services
if any, under a Rule 12b-1 Plan) to The Nottingham Compliance Services, not more than a specified percentage LLC, a wholly owned affiliate of the of the average daily net assets of the Administrator, provides services which Fund for the current fiscal year. assist the Trust's Chief Compliance There can be no assurance that the Officer in monitoring and testing the Expense Limitation Agreement will policies and procedures of the Trust continue in the future. Subject to in conjunction with requirements under approval by the Board of Trustees, the Rule 38a-1 of the 1940 Act. It Advisor may be able to recoup fees receives compensation for this service
waived and expenses assumed during any    at an annual rate of $7,750.
of  the  previous   three  (3)  fiscal
years,  provided that the Fund's total    Transfer Agent
assets exceed $20 million and the Fund North Carolina Shareholder Services, has reached a sufficient asset size to LLC (the "Transfer Agent") serves as permit such reimbursement to be made transfer, dividend paying, and
without   causing  the  total   annual    shareholder  servicing  agent  for the
expense ratio of the Fund to exceed Fund. It receives compensation for its 0.40% as described above. As of March services at a rate of $15 per
31, 2006 the  recapturable  reimbursed    shareholder  per  year,  subject  to a
expense amounts are as follows for the    minimum fee of $1,500 per month.
fiscal  years  ended  2004,  2005  and
2006: $195,591, $199,294 and $209,694,    Distributor
respectively. These amounts are set to Capital Investment Group, Inc. (the expire in 2007, 2008 and 2009, "Distributor") serves as the Fund's respectively. The expense limitation principal underwriter and distributor. percentages, as well as the Advisory fees waived and expenses reimbursed Certain Trustees and officers of the for the six month period ended Trust are also officers of the
September  30,  2006 are  included  in    Advisor,   the   Distributor   or  the
Schedule A, provided below.               Administrator.

--------------------------------------------------------------
Schedule A:

      Advisor Fees          Expense     Advisor
  Average Net             Limitation     Fees       Expenses
    Assets       Rate       Ratio       Waived      Reimbursed
--------------------------------------------------------------
     All assets  0.45%      0.40%      $77,667         $21,526
--------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Schedule B:                                                           Fund Accounting
                                                                                      Asset Based Fees
                                                                      Fund
    Administration Fees (1)               Custody Fees (2)         Accounting                                        Blue Sky
     Average Net        Annual        Average Net         Annual      Fees          Average Net        Annual      Administration
       Assets            Rate         Assets              Rate     (monthly)          Assets           Rate         Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
       On all assets     0.125%    First $100 million     0.020%    $2,250        On all assets         0.01%       $160 per state
                                    Over $100 million     0.009%
-----------------------------------------------------------------------------------------------------------------------------------
(1) Subject to minimum fees of $2,000 per month.
(2) Subject to minimum fees of $400 per month.

                                                                   (Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

3.   Purchases and Sales of Investment                    4. Federal Income Tax
     Securities
                                                          The tax  components of capital,  as of
For  the  six   month   period   ended                    March  31,  2006  are  shown  below in
September 30, 2006, the aggregate cost                    Table 1.
of purchases  and proceeds  from sales
of  investment  securities  (excluding                    Accumulated capital losses noted below
short-term    securities)    were   as                    represent net capital loss  carryovers
follows:                                                  as of  March  31,  2006  that  may  be
                                                          available  to offset  future  realized
-------------------------------------------------------   capital   gains  and  thereby   reduce
                                         Proceeds from    future  taxable  gain   distributions.
    Purchases of Securities        Sales of Securities    Table 2  below  shows  the  expiration
-------------------------------------------------------   dates of the carry-forwards.
                 $7,922,255                 $3,574,492
-------------------------------------------------------   Other  book  tax  differences  in  the
                                                          fiscal   year  ended  March  31,  2006
-------------------------------------------------------   primarily consist of post-October loss
Purchases of Long-Term U.S.     Proceeds from Sales of    deferrals.
     Government Obligations  Long-Term U.S. Government
                                           Obligations
-------------------------------------------------------
                 $6,276,065                 $1,674,776
-------------------------------------------------------

Table 1

---------------------------------------------------------------------------------------------------------------------------------
 Undistributed Ordinary   Undistributed Long-Term     Accumulated Capital       Other Book to Tax       Net Tax Appreciation/
         Income                    Gains                    Losses                 Differences              (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
           $0                        $0                   $(609,248)                $(259,350)               $(1,024,754)
---------------------------------------------------------------------------------------------------------------------------------

Table 2
---------------------------------------------------------------------------------------------------------------------------------
Capital Loss Carry-forward Expiration Schedule
For the year ended March 31, 2006
              March 31, 2009                              March 31, 2013                            March 31, 2014
---------------------------------------------------------------------------------------------------------------------------------
                 $48,200                                    $141,621                                   $419,427
---------------------------------------------------------------------------------------------------------------------------------

The aggregate cost of investments  and    investment   securities   for  federal
the    composition    of    unrealized    income tax  purposes  as of  September
appreciation   and   depreciation   of    30, 2006 are noted in Table 3.

Table 3

--------------------------------------------------------------------------------------------------------------------------------
              Federal Tax Cost                          Aggregate Gross                           Aggregate Gross
                                                    Unrealized Appreciation                   Unrealized Depreciation
--------------------------------------------------------------------------------------------------------------------------------
                $37,407,221                                $281,465                                 $(714,165)
--------------------------------------------------------------------------------------------------------------------------------

Table 4 shows the amount of dividends differences are due to differing and distributions from net investment treatments for items such as net
income and net realized capital gains,    short-term       gains,       realized
which are determined in accordance gains/(losses) from paydowns, deferral with federal income tax regulations of wash sale losses and capital loss and may differ from generally accepted carry-forwards. Any permanent accounting principles. These differences such as tax returns of capital would be reclassified  against
                                          capital.
Table 4

------------------------------------------------------------------------------------------------------------------------------
       For the six month period                                   Distributions from
           or fiscal year ended                 Ordinary Income                          Long-Term Capital Gains
------------------------------------------------------------------------------------------------------------------------------
             September 30, 2006                    $802,642                                        $ -
------------------------------------------------------------------------------------------------------------------------------
                 March 31, 2006                   $1,637,947                                       $ -
------------------------------------------------------------------------------------------------------------------------------
                 March 31, 2005                   $1,406,195                                       $ -
------------------------------------------------------------------------------------------------------------------------------

                                                                (Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

5. Capital Share Transactions

----------------------------------------------------------------------------------------------------------------------------

For the six month period and                                            September 30,                   March 31,
fiscal year ended,                                                           2006                        2006 (a)
----------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares
       Shares sold                                                            490,381                       300,025
       Reinvested distributions                                                75,749                       130,954
       Shares repurchased                                                   (102,779)                   (1,060,901)
Net Increase (Decrease) in Capital Shares                                     463,351                     (629,922)
Shares Outstanding, Beginning of period                                     3,075,794                     3,705,716
Shares Outstanding, End of period                                           3,539,145                     3,075,794
----------------------------------------------------------------------------------------------------------------------------
(a) Audited.

6. New Accounting Pronouncements          implications  of FIN 48.  Although not
                                          yet  determined,  management  does not
In  September   2006,   the  Financial    expect  FIN  48  to  have  a  material
Accounting   Standards   Board  (FASB)    impact on the financial statements.
issued    Statement    on    Financial
Accounting  Standards  (SFAS) No. 157,    7. Commitments and Contingencies
"Fair   Value   Measurements".    This
standard    establishes    a    single    Under   the   Trust's   organizational
authoritative   definition   of   fair    documents,  its  officers and Trustees
value,   sets  out  a  framework   for    are   indemnified    against   certain
measuring fair value measurements SFAS    liabilities   arising   out   of   the
No.   157   applies   to  fair   value    performance  of  their  duties  to the
measurements   already   required   or    Fund.  In  addition,   in  the  normal
permitted by existing  standards  SFAS    course of  business,  the Fund  enters
No.  157 is  effective  for  financial    into  contracts  with its  vendors and
statements  issued  for  fiscal  years    others   that   provide   for  general
beginning  after November 15, 2007 and    indemnifications.  The Fund's  maximum
interim  periods  within  those fiscal    exposure under these  arrangements  is
years.    The   changes   to   current    unknown,  as this would involve future
generally     accepted      accounting    claims  that may be made  against  the
principles  from  the  application  of    Fund.  The Fund  expects  that risk of
this    Statement    relate   to   the    loss to be remote.
definition of fair value,  the methods
used to measure  fair  value,  and the
expanded  disclosures about fair value
measurements.   As  of  September  30,
2006,  the Fund does not  believe  the
adoption  of SFAS No. 157 will  impact
the amounts  reported in the financial
statements,     however,    additional
disclosures  may be required about the
inputs    used    to    develop    the
measurements and the effect of certain
of the  measurements  reported  on the
statement of changes in net assets for
a fiscal period.

On  July  13,  2006,   the   Financial
Accounting   Standards   Board  (FASB)
released  FASB  Interpretation  No. 48
"Accounting  for Uncertainty in Income
Taxes"  (FIN  48).   FIN  48  provides
guidance   for   how   uncertain   tax
positions    should   be   recognized,
measured,  presented  and disclosed in
the  financial   statements.   FIN  48
requires   the   evaluation   of   tax
positions  taken  or  expected  to  be
taken in the course of  preparing  the
Fund's  tax   returns   to   determine
whether   the   tax    positions   are
"more-likely-than-not"     of    being
sustained   by  the   applicable   tax
authority. Tax positions not deemed to
meet     the      more-likely-than-not
threshold  would be  recorded as a tax
benefit  or  expense  in  the  current
year.  Adoption  of FIN 48 is required
for  fiscal  years   beginning   after
December 15, 2006 and is to be applied
to  all  open  tax  years  as  of  the
effective    date.   At   this   time,
management    is    evaluating     the

EARNEST Partners Fixed Income Trust

Additional Information (Unaudited)
________________________________________________________________________________

1.   Renewal  of  Advisory   Agreement    two vice  presidents for the Fund were
     During Period                        employees  of the  Advisor  and served
                                          the    Trust    without     additional
The Advisor supervises the investments compensation. After reviewing the of the Fund pursuant to an Investment foregoing information and further Advisory Agreement. At the annual information in the memorandum from the meeting of the Fund's Board of Advisor (e.g., descriptions of the Trustees on September 12, 2006, the Advisor's business, the Advisor's
Trustees unanimously approved the compliance program, and the Advisor's renewal of the Investment Advisory Form ADV), the Board of Trustees
Agreement for another year. In concluded that the nature, extent, and considering whether to approve the quality of the services provided by
renewal  of  the  Investment  Advisory    the  Advisor  was   satisfactory   and
Agreement,  the Trustees  reviewed and    adequate for the Fund.
considered  such  information  as they
deemed reasonably necessary, including In considering the investment the following material factors: (i) performance of the Fund and the the nature, extent, and quality of the Advisor, the Trustees compared the services provided by the Advisor; (ii) short and long-term performance of the the investment performance of the Fund Fund with the performance of its and the Advisor; (iii) the costs of benchmark index, comparable funds with the services to be provided and similar objectives and size managed by profits to be realized by the Advisor other investment advisors, and and its affiliates from the comparable peer group indices (e.g., relationship with the Fund; (iv) the Morningstar category averages). The extent to which economies of scale Trustees also considered the would be realized as the Fund grows consistency of the Advisor's and whether advisory fee levels management of the Fund with the Fund's reflect those economies of scale for investment objective and policies. the benefit of the Fund's investors; After reviewing the short and
(v) the Advisor's practices regarding long-term investment performance of brokerage and portfolio transactions; the Fund, the Advisor's experience and (vi) the Advisor's practices managing the Fund and other advisory regarding possible conflicts of accounts, the Advisor's historical
interest.                                 investment   performance,   and  other
                                          factors,   the   Board   of   Trustees
At the meeting, the Trustees reviewed concluded that the investment various informational materials performance of the Fund and the
including, without limitation,  copies    Advisor was satisfactory.
of the Investment  Advisory  Agreement
and Expense Limitation Agreement for In considering the costs of the the Fund; a memorandum from the services to be provided and profits to Advisor to the Trustees containing be realized by the Advisor and its information about the Advisor, its affiliates from the relationship with business, its finances, its personnel, the Fund, the Trustees evaluated the its services to the Fund, and Advisor's staffing, personnel, and comparative expense ratio information methods of operating; the education for other mutual funds with a strategy and experience of the Advisor's similar to the Fund; and a memorandum personnel; the Advisor's compliance from Parker Poe Adams & Bernstein LLP policies and procedures; the financial (counsel to the Fund) that summarized condition of the Advisor and the level the fiduciary duties and of commitment to the Fund and the
responsibilities   of  the   Board  of    Advisor  by  the   principals  of  the
Trustees in reviewing and approving Advisor; the asset levels of the Fund; the Investment Advisory Agreement, and the overall expenses of the Fund, including the types of information and including certain prior fee waivers factors that should be considered in and reimbursements by the Advisor on
order to make an informed decision.       behalf of the Fund and the  nature and
                                          frequency  of advisory  fee  payments.
In considering the nature, extent, and The Trustees reviewed the Advisor's quality of the services provided by financial statements and discussed the the Advisor, the Trustees reviewed the financial stability and profitability responsibilities of the Advisor under of the firm. The Trustees reviewed the the Investment Advisory Agreement. The Fund's Expense Limitation Agreement Trustees reviewed the services being with the Advisor, and discussed the provided by the Advisor to the Fund Advisor's prior fee waivers under the including, without limitation, the Expense Limitation Agreement in quality of its investment advisory detail, including the nature and scope services since the Fund's inception of cost allocation for such fees. The
(including         research        and    Trustees  also  considered   potential
recommendations with respect to benefits for the Advisor in managing portfolio securities), its procedures the Fund, including promotion of the
for       formulating       investment    Advisor's  name  and  the  ability  to
recommendations and assuring place small accounts into the Fund. compliance with the Fund's investment The Trustees then compared the fees
objectives   and   limitations,    its    and  expenses  of the Fund  (including
coordination  of services for the Fund    the  management  fee) to  other  funds
                                          comparable  in  terms  of the  type of
among the  Fund's  service  providers,    fund,  the  nature  of its  investment
and its efforts to promote the Fund, strategy, its style of investment grow the Fund's assets, and assist in management, and its size, among other the distribution of Fund shares. The factors. The Trustees determined that Trustees noted that the president and principal executive officer and the
                                                                     (Continued)

EARNEST Partners Fixed Income Trust

Additional Information (Unaudited)
________________________________________________________________________________

while the  Fund's  management  fee was    In considering the Advisor's practices
lower  than  some  of  the  comparable    regarding  conflicts of interest,  the
funds and higher than others, the Trustees evaluated the potential for Fund's net expense ratio was lower conflicts of interest and considered
than the  comparable  funds  and lower    such  matters  as the  experience  and
than the industry  average.  Following    ability  of  the  advisory   personnel
this   comparison   and  upon  further    assigned  to the  Fund;  the  basis of
consideration and discussion of the decisions to buy or sell securities foregoing, the Board of Trustees for the Fund and/or other accounts of concluded that the fees to be paid to the Advisor; the method for bunching the Advisor by the Fund were fair and of portfolio securities transactions; reasonable in relation to the nature and the substance and administration and quality of the services to be of the Advisor's code of ethics.
provided by the Advisor.                  Following  further  consideration  and
                                          discussion,   the  Board  of  Trustees
In considering the extent to which indicated that the Advisor's standards economies of scale would be realized and practices relating to the as the Fund grows and whether advisory identification and mitigation of fee levels reflect those economies of possible conflicts of interests were
scale for the  benefit  of the  Fund's    satisfactory.
investors,   the  Trustees  considered
that the Fund's fee arrangements with Based upon all of the foregoing its Advisor involved both the considerations, the Board of Trustees, management fee and the Expense including a majority of the
Limitation  Agreement.   The  Trustees    Independent  Trustees,   approved  the
determined  that while the  management    renewal  of  the  Investment  Advisory
fee  remained  the  same at all  asset    Agreement for the Fund.
levels,  the Fund's  shareholders  had
experienced  benefits from the Expense    2. Proxy  Voting  Policies  and Voting
Limitation  Agreement.   The  Trustees       Record
noted  that  the  Fund's  shareholders
would continue to experience benefits A copy of the Trust's Proxy Voting and from the Expense Limitation Agreement Disclosure Policy and the Advisor's until the Fund's expenses fell below Proxy Voting and Disclosure Policy are the cap set by the Expense Limitation included in Appendix B to the Fund's Agreement. Thereafter, the Trustees Statement of Additional Information noted that the Fund's shareholders and are available, without charge, would continue to benefit from upon request, by calling economies of scale under the Fund's 1-800-773-3863. Information regarding agreements with service providers how the Fund voted proxies relating to other than the Advisor. Following portfolio securities during the most further discussion of the Fund's asset recent 12-month period ended June 30 level, expectations for growth, and is available (1) without charge, upon levels of fees, the Board of Trustees request, by calling the Fund at the determined that the Fund's fee number above and (2) on the SEC's
arrangements  were fair and reasonable    website at http://www.sec.gov.
in  relation to the nature and quality
of the  services to be provided by the    3. Quarterly Portfolio Holdings
Advisor    and   that   the    Expense
Limitation Agreement would continue to The Fund files its complete schedule provide potential savings or of portfolio holdings with the SEC for
protection  for  the  benefit  of  the    the first and third  quarters  of each
Fund's investors.                         fiscal  year on Form N-Q.  The  Fund's
                                          Forms N-Q are  available  on the SEC's
In considering the Advisor's practices website at http://www.sec.gov. You may regarding brokerage and portfolio review and make copies at the SEC's
transactions,  the  Trustees  reviewed    Public  Reference  Room in Washington,
the Advisor's standards, and the D.C. You may also obtain copies after Advisor's performance in utilizing paying a duplicating fee by writing
those  standards,   for  seeking  best    the SEC's  Public  Reference  Section,
execution    for    Fund     portfolio    Washington,   D.C.  20549-0102  or  by
transactions,  including  the  use  of    electronic          request         to
alternative   markets  (e.g.,   direct    publicinfo@sec.gov,  or  is  available
purchases      from     issuers     or    without  charge,   upon  request,   by
underwriters). The Trustees noted that calling the fund at 1-800-773-3863. the Fund's fixed income portfolio Information on the operation of the
transactions  were normally  principal    Public  Reference Room may be obtained
transactions        executed        in    by calling the SEC at 202-942-8090.
over-the-counter  markets  on a  "net"
basis.  The  Trustees  considered  the
anticipated  portfolio  turnover  rate
for the Fund; the method and basis for
selecting    and     evaluating    the
broker-dealers     used;    and    any
anticipated  allocation  of  portfolio
business  to persons  affiliated  with
the Advisor.  After further review and
discussion,   the  Board  of  Trustees
determined    that    the    Advisor's
practices   regarding   brokerage  and
portfolio       transactions      were
satisfactory.

                                                                   (Continued)

EARNEST Partners Fixed Income Trust

Additional Information (Unaudited)
________________________________________________________________________________

4.  Change in  Independent  Registered
    Public Accounting Firm

On  March  15,  2005,   the  Board  of
Trustees  engaged  Briggs,  Bunting  &
Dougherty,  LLP  ("BBD")  as  its  new
independent      registered     public
accounting  firm  effective  after the
completion  of Deloitte & Touche LLP's
audit of the March 31, 2005  financial
statements.  At no time  preceding the
engagement of BBD did the Fund consult
the  firm  regarding  either  (i)  the
application  of accounting  principles
to  a  specified  transaction,  either
completed or proposed,  or the type of
audit  opinion  that might be rendered
on the Fund's financial statements, or
(ii)  any   matter   that  was  either
subject   of  a   disagreement   or  a
reportable  event,  as such  terms are
defined in Item 304 of Regulation S-K.

Prior to this date,  Deloitte & Touche
LLP   ("Deloitte")   served   as   the
independent      registered     public
accounting  firm  for  the  Trust  and
issued reports on the Fund's financial
statements  as of March  31,  2005 and
2004.  Such reports did not contain an
adverse  opinion  or a  disclaimer  of
opinion,  nor were they  qualified  or
modified  as  to  uncertainty,   audit
scope, or accounting principles.

At no time  preceding  the  removal of
Deloitte were there any  disagreements
with   Deloitte   on  any   matter  of
accounting  principles  or  practices,
financial  statement  disclosure,   or
auditing  scope  or  procedure,  which
disagreements,  if not resolved to the
satisfaction  of Deloitte,  would have
caused  it to  make  reference  to the
subject matter of the disagreements in
connection with its report. At no time
preceding  the removal of Deloitte did
any  of  the  events   enumerated   in
paragraphs  (1)(v)(A)  through  (D) of
Item 304(a) of Regulation S-K occur.

                   (This page was intentionally left blank.)

EARNEST Partners Fixed Income Trust
is a series of the
The Nottingham Investment Trust II







For Shareholder Service Inquiries:           For Investment Advisor Inquiries:

Documented:                                  Documented:

NC Shareholder Services                      EARNEST Partners, LLC
116 South Franklin Street                    1180 Peachtree Street, Suite 2300
Rocky Mount, North Carolina 27804            Atlanta, Georgia 30309

Toll-Free Telephone:                         Toll-Free Telephone:

1-800-773-3863                               1-800-322-0068

World Wide Web @:                            World Wide Web @:

nottinghamco.com                             earnestpartners.com

Semi-Annual Report 2006





                                                                  Balanced Fund
                                                                    Equity Fund
                                                             Small Company Fund
                                                      International Equity Fund
                                                                   Mid-Cap Fund
                                                             September 30, 2006
                                                                    (Unaudited)



        [Company Logo Here]

        BROWN CAPITAL MANAGEMENT






This report and the financial statements contained herein are submitted for the general information of the shareholders of the Brown Capital Management Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863.

Table of Contents

Balanced Fund.................................................................4
Equity Fund...................................................................7
Small Company Fund............................................................9
International Equity Fund....................................................10
Mid-Cap Fund.................................................................12
Statement of Assets and Liabilities..........................................14
Statement of Operations......................................................15
Statement of Changes in Net Assets...........................................16
Financial Highlights.........................................................18
Notes to Financial Statements................................................21




--------------------------------------------------------------------------------
Investments in the Brown Capital Management Funds ("Funds") are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk, and other risks as set forth in the Funds' prospectus. Additionally there is small company risk associated with the Small Company Fund, credit risk, interest rate risk, maturity risk, investment grade securities risk associated with the Balanced Fund, mid-cap companies risk associated with the Mid-Cap Fund; and foreign securities risk, emerging market risk, currency risk, Euro risk, political/economic risk, regulatory risk and transaction costs risk associated with the International Equity Fund.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Regarding the Brown Capital Management: Balanced Fund, Equity Fund, Mid-Cap and International Equity Fund:

Stated performance in the aforementioned funds was achieved at some or all points during the year by waiving or reimbursing part of those funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about November 29, 2006.


For More Information on Your Brown Capital Management (BCM) Mutual Funds:

     See Our Web site @ www.browncapital.com
              or
     Call Our Shareholder Services Group Toll-Free at 1-877-892-4BCM,
                                                               (1-877-892-4226)

Fund Expenses
--------------------------------------------------------------------------------

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution (12b-1) fees (Mid-cap fund) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                         Beginning                 Ending
                                                       Account Value            Account Value             Expenses Paid
Expense Examples                                       April 1, 2006         September 30, 2006          During Period*
------------------------------------------------------------------------------------------------------------------------------
Balanced Fund
------------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000.00                  $979.30                   $5.95
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000.00                $1,019.05                   $6.07
------------------------------------------------------------------------------------------------------------------------------
Equity Fund
------------------------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000.00                 $966.60                   $5.92
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00               $1,019.05                   $6.07
------------------------------------------------------------------------------------------------------------------------------
Small Company Fund
------------------------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000.00                 $928.90                   $5.80
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00               $1,019.05                   $6.07
------------------------------------------------------------------------------------------------------------------------------
International Equity Fund
------------------------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000.00               $1,051.60                  $10.29
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00               $1,015.04                  $10.10
------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000.00                 $935.70                  $ 6.31
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00               $1,018.55                  $ 6.58
------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund Investor Class
------------------------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000.00                 $934.60                  $ 7.52
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00               $1,017.30                  $ 7.84
------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratio (1.20% for the Balanced Fund, Equity Fund and Small Company Fund, 2.00% for the International Fund and 1.30% and 1.55% for the Mid-Cap Institutional Class and Mid-Cap Investor Class, respectively) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value                                                       Market Value
                                       Shares        (Note 1)                                            Shares       (Note 1)
-------------------------------------------------------------      -----------------------------------------------------------------

COMMON STOCKS - 74.10%                                             Food, Beverage & Tobacco - 3.73%
                                                                   u  Diageo PLC                            3,300   $    234,432
Banks - 2.84%                                                         PepsiCo., Inc.                        3,100        202,306
    Bank of America Corporation          6,800   $    364,276         Wm. Wrigley Jr. Company                 900         41,454
                                                 ------------                                                       ------------
                                                                                                                         478,192
                                                                                                                    ------------
Capital Goods - 6.02%                                              Health Care Equipment & Services - 10.16%
    Danaher Corporation                  3,900        267,813      *  Caremark Rx, Inc.                     2,000        113,340
    Fastenal Company                     3,516        135,612      *  Covance Inc.                          1,834        121,741
    Fluor Corporation                    1,000         76,890      *  Express Scripts, Inc.                 1,200         90,588
    Joy Global Inc.                      3,150        118,471         Medtronic, Inc.                       3,100        143,964
    The Boeing Company                   2,200        173,470      *  Resmed Inc.                           3,600        144,900
                                                 ------------      *  St. Jude Medical Inc.                 5,800        204,682
                                                      772,256         Stryker Corporation                   2,520        124,967
                                                 ------------         UnitedHealth Group Incorporated       3,400        167,280
Consumer Durables & Apparel - 2.52%                                *  WellPoint Inc.                        2,500        192,625
*   Coach, Inc.                          4,090        140,696                                                       ------------
    DR Horton Inc.                       2,900         69,455                                                          1,304,087
    Fortune Brands, Inc.                 1,500        112,665                                                        -----------
                                                 ------------      Household & Personal Products - 2.51%
                                                      322,816         The Procter & Gamble Company          5,200        322,296
                                                 ------------                                                        -----------
Consumer Services - 1.94%                                          Insurance - 3.41%
    Marriott International, Inc.         3,000        115,920         American International
*   Starbucks Corp.                      3,900        132,795             Group, Inc.                       6,600        437,316
                                                 ------------                                                       ------------
                                                      248,715
                                                 ------------      Pharmaceuticals & Biotechnology - 4.44%
Diversified Financial Services - 7.49%                             *  Amgen, Inc.                           3,760        268,953
                                                                   *  Genzyme Corporation                   1,900        128,193
    American Express Company             2,600        145,808      *  Gilead Sciences, Inc.                 1,800        123,660
    Ameriprise Financial Inc.            2,340        109,746      u  Shire PLC                             1,000         49,390
*   E*Trade Financial Corporation        1,900         45,448                                                       ------------
    Goldman Sachs Group Inc                600        101,502                                                            570,196
    Investors Financial                                            Retailing - 6.18%                                ------------
        Services Corp.                   3,000        129,240         Best Buy Co., Inc.                    3,650        195,494
    J.P. Morgan Chase & Co.              5,500        258,280      *  Dick's Sporting Goods, Inc.           3,300        150,216
    T. Rowe Price Group Inc.             3,590        171,781      *  eBay Inc.                             2,400         68,064
                                                 ------------         Nordstrom, Inc.                       3,300        139,590
                                                      961,805         Staples, Inc.                         6,200        150,846
                                                 ------------         Target Corporation                    1,600         88,400
Energy - 4.72%                                                                                                      ------------
    Arch Coal, Inc.                      2,200         63,602                                                            792,610
    Diamond Offshore Drilling, Inc.      1,500        108,555                                                       ------------
    Noble Corporation                      800         51,344      Semiconductors & Semiconductor Equipment - 1.09%
    Schlumberger Limited                 2,800        173,684      *  Broadcom Corporation                  4,600        139,564
*   Transocean Inc.                      1,400        102,522                                                       ------------
    XTO Energy, Inc.                     2,500        105,325
                                                 ------------
                                                      605,032
                                                 ------------
Food & Staples Retailing - 3.41%
    Walgreen Co.                         4,900        217,511
    Whole Foods Market, Inc.             3,700        219,891
                                                 ------------
                                                      437,402
                                                 ------------
                                                                                                                (Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                      Shares or   Market Value                                        Shares or   Market Value
                                      Principal     (Note 1)                                          Principal     (Note 1)
-------------------------------------------------------------     -----------------------------------------------------------------

COMMON STOCKS - (Continued)                                        CORPORATE OBLIGATIONS - 6.20%

Software & Services - 7.91%                                        Boston Edison Company
    Accenture Ltd.                       4,700    $   149,037          7.800%, 05/15/10                  $ 60,000   $     65,077
*   Adobe Systems, Inc                   2,700        101,115      Coca-Cola Company
*   CheckFree Corp.                      2,600        107,432          5.750%, 03/15/11                   200,000        204,948
*   Citrix Systems, Inc.                 2,700         97,767      Dow Chemical Capital Debenture
*   Electronic Arts Inc.                 2,400        133,632          9.200%, 06/01/10                    15,000         16,909
*   Google Inc.                            200         80,380      Dow Chemical
*   Oracle Corporation                   9,800        173,852          7.375%, 11/01/29                   170,000        198,516
*   Yahoo! Inc.                          6,800        171,904      Nalco Chemical
                                                 ------------          6.250%, 05/15/08                    50,000         50,563
                                                    1,015,119      Sears Roebuck Acceptance
                                                 ------------          7.000%, 02/01/11                   170,000        173,307
Technology Hardware & Equipment - 5.73%                            Wal-Mart Stores, Inc.
*   Apple Computer, Inc.                 1,700        130,951          8.070%, 12/21/12                    80,000         86,222
*   Cisco Systems, Inc.                  8,340        191,820                                                       ------------
*   Corning Inc.                         3,900         95,199      Total Corporate Obligations
*   EMC Corporation                     13,170        157,777         (Cost $758,115)                                    795,542
*   Juniper Networks, Inc.               4,300         74,304                                                       ------------
*   SanDisk Corp.                        1,600         85,664
                                                 ------------
                                                      735,715      Total Investments
                                                 ------------         (Cost $11,608,027) - 99.84%                   $ 12,809,631

Total Common Stocks (Cost $8,368,672)               9,507,397      Other Assets Less Liabilities - 0.16%                  20,196
                                                 ------------                                                       ------------

                                                                   Net Assets - 100.00%                             $ 12,829,827
INVESTMENT COMPANY - 2.16%                                                                                          ============
    Evergreen Institutional Money Market
    (Cost $276,610)                    276,610        276,610
                                                 ------------      *  Non-income producing investment.
                                                                   u  American Depositary Receipt.
U.S. GOVERNMENT OBLIGATIONS - 17.38%
                                                                   The following acronyms are used in this portfolio:
    U.S. Treasury Notes
        4.625%, 02/29/08             $ 660,000   $    658,402      PLC - Public Limited Company (British)
        4.500%, 02/28/11               660,000        657,525
        4.500%, 02/15/16               660,000        653,374
        8.000%, 11/15/21                20,000         26,756
        6.250%, 08/15/23                20,000         23,220
        4.500%, 02/15/36               220,000        210,805
                                                 ------------

Total U.S. Government Obligations
    (Cost $2,204,630)                               2,230,082
                                                 ------------
                                                                                                                        (Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------   --------------------------------------------------------------------

Summary of Investments by Industry
                                    % of Net         Market
Industry                             Assets          Value
------------------------------------------------------------
Banks                                 2.84%        $ 364,276
Capital Goods                         6.02%          772,256
Consumer Durables & Apparel           2.52%          322,816
Consumer Services                     1.94%          248,715
Corporate Obligations                 6.20%          795,542
Diversified Financial Services        7.49%          961,805
Energy                                4.72%          605,032
Food & Staples Retailing              3.41%          437,402
Food, Beverage & Tobacco              3.73%          478,192
Health Care Equipment & Services     10.16%        1,304,087
Household & Personal Products         2.51%          322,296
Insurance                             3.41%          437,316
Investment Company                    2.16%          276,610
Pharmaceuticals & Biotechnology       4.44%          570,196
Retailing                             6.18%          792,610
Semiconductors &
    Semiconductor Equipment           1.09%          139,564
Software & Services                   7.91%        1,015,119
Technology Hardware & Equipment       5.73%          735,715
U.S. Government Obligations          17.38%        2,230,082
------------------------------------------------------------
                                     99.84%     $ 12,809,631





















See Notes to Financial Statements

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value                                                        Market Value
                                       Shares      (Note 1)                                                Shares       (Note 1)
-------------------------------------------------------------      -----------------------------------------------------------------

COMMON STOCKS - 99.11%                                             Food, Beverage & Tobacco - 5.00%
                                                                   u  Diageo plc                            4,400   $    312,576
Banks - 3.89%                                                         PepsiCo, Inc.                         4,100        267,566
     Bank of America Corporation         9,300   $    498,201         WM Wrigley Jr. Company                1,300         59,878
                                                 ------------                                                       ------------
                                                                                                                         640,020
                                                                                                                    ------------
Capital Goods & Services - 7.74%                                   Health Care Equipment & Services - 12.80%
     Danaher Corporation                 5,700        391,419         Caremark Rx, Inc.                     2,800        158,676
     Fastenal Company                    4,828        186,216      *  Covance Inc.                          2,537        168,406
     Fluor Corporation                   1,400        107,646      *  Express Scripts Inc.                  1,600        120,784
     Joy Global Inc                      1,850         69,578         Medtronic, Inc.                       4,100        190,404
     The Boeing Company                  3,000        236,550      *  Resmed Inc.                           4,800        193,200
                                                 ------------      *  St. Jude Medical, Inc.                5,500        194,095
                                                      991,409         Stryker Corporation                   3,000        148,770
                                                 ------------         UnitedHealth Group Incorporated       4,300        211,560
Consumer Durables & Apparel - 3.35%                                *  WellPoint Inc.                        3,300        254,265
*    Coach, Inc.                         4,890        168,216                                                       ------------
     D.R. Horton, Inc.                   4,000         95,800                                                          1,640,160
     Fortune Brands, Inc.                2,200        165,242                                                       ------------
                                                 ------------      Household & Personal Products - 3.39%
                                                      429,258         The Procter & Gamble Company          7,000        433,860
                                                 ------------                                                       ------------
Consumer Services - 2.65%                                          Insurance - 4.50%
     Marriott International, Inc.        4,200        162,288         American International
*    Starbucks Corporation               5,200        177,060            Group, Inc.                        8,700        576,462
                                                 ------------                                                       ------------
                                                      339,348      Pharmaceuticals & Biotechnology - 6.11%
                                                 ------------      *  Amgen, Inc.                           5,100        364,803
Diversified Financial Services - 10.35%                            *  Genzyme Corporation                   2,700        182,169
     American Express Company            3,500        196,280      *  Gilead Sciences, Inc.                 2,500        171,750
     Ameriprise Financial Inc.           3,100        145,390      u  Shire PLC                             1,300         64,207
*    E*TRADE Financial Corporation       2,600         62,192                                                       ------------
     Investors Financial                                                                                                 782,929
        Services Corp.                   4,100        176,628      Retailing - 8.35%                                ------------
     JPMorgan Chase & Co.                7,300        342,808         Best Buy Co., Inc.                    4,850        259,766
     The Goldman Sachs Group, Inc.         800        135,336      *  Dick's Sporting Goods, Inc.           4,500        204,840
     T. Rowe Price Group Inc.            5,600        267,960      *  eBay Inc.                             2,500         70,900
                                                 ------------         Nordstrom, Inc.                       4,600        194,580
                                                    1,326,594         Staples, Inc.                         8,750        212,888
                                                 ------------         Target Corporation                    2,300        127,075
Energy - 5.36%                                                                                                      ------------
     Arch Coal, Inc.                     3,000         86,730                                                          1,070,049
     Diamond Offshore Drilling, Inc.     2,100        151,977                                                       ------------
     Noble Corporation                   1,100         70,598      Semiconductors & Semiconductor Equipment - 1.48%
     Schlumberger Limited                3,800        235,714      *  Broadcom Corporation                  6,250        189,625
     XTO Energy, Inc.                    3,366        141,809                                                       ------------
                                                 ------------
                                                      686,828
                                                 ------------
Food & Staples Retailing - 4.57%
     Walgreen Co.                        6,500        288,535
     Whole Food Market, Inc.             5,000        297,150
                                                 ------------
                                                      585,685
                                                 ------------

                                                                                                                     (Continued)
                                                          7

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value
                                       Shares        (Note 1)
-------------------------------------------------------------      -----------------------------------------------------------------

COMMON STOCKS - (Continued)                                        Summary of Investment by Industry
                                                                                                             % of Net      Market
Software & Services - 11.47%                                       Industry                                   Assets        Value
                                                                   -----------------------------------------------------------------
     Accenture Ltd.                      6,400   $    202,944      Banks                                       3.89%      $ 498,201
*    Adobe Systems, Inc                  5,100        190,995      Capital Goods & Services                    7.74%        991,409
*    Checkfree Corporation               3,500        144,620      Consumer Durables & Apparel                 3.35%        429,258
*    Citrix Systems, Inc.                3,600        130,356      Consumer Services                           2.65%        339,348
*    Electronic Arts Inc.                3,700        206,016      Diversified Financial Services             10.35%      1,326,594
*    Google Inc.                           300        120,570      Energy                                      5.36%        686,828
*    Oracle Corporation                 13,900        246,586      Food & Staples Retailing                    4.57%        585,685
*    Yahoo! Inc.                         9,000        227,520      Food, Beverage & Tobacco                    5.00%        640,020
                                                 ------------      Health Care Equipment & Services           12.80%      1,640,160
                                                    1,469,607      Household & Personal Products               3.39%        433,860
                                                 ------------      Insurance                                   4.50%        576,462
Technology Hardware & Equipment - 8.10%                            Investment Company                          0.81%        103,532
*    Apple Computer, Inc.                2,200        169,466      Pharmaceuticals & Biotechnology             6.11%        782,929
*    Cisco Systems, Inc.                11,200        257,600      Retailing                                   8.35%      1,070,049
*    Corning Inc.                        5,300        129,373      Semiconductors &
*    EMC Corporation                    17,700        212,046         Semiconductor Equipment                  1.48%        189,625
*    Juniper Networks, Inc.              5,700         98,496      Software & Services                        11.47%      1,469,607
*    SanDisk Corporation                 3,200        171,328      Technology Hardware & Equipment             8.10%      1,038,309
                                                 ------------      ----------------------------------------------------------------
                                                    1,038,309      Total                                      99.92%   $ 12,801,876
                                                 ------------


Total Common Stocks (Cost $11,225,875)             12,698,344
                                                 ------------

INVESTMENT COMPANY - 0.81%
     Evergreen Institutional Money Market Fund
        (Cost $103,532)                103,532        103,532
                                                 ------------

Total Investments (Cost $11,329,407) - 99.92%    $ 12,801,876
Other Assets less Liabilities - 0.08%                  10,196
                                                 ------------

Net Assets - 100.00%                             $ 12,812,072
                                                 ============

* Non-income producing investment.
u American Depositary Receipts.

The following acronyms and abbreviations are used in this portfolio:


PLC - Public Limited Company (British)






See Notes to Financial Statements
                                                                8

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value                                                        Market Value
                                       Shares        (Note 1)                                             Shares        (Note 1)
-------------------------------------------------------------      -----------------------------------------------------------------

COMMON STOCKS - 97.13%                                             Medical/Health Care - 16.17%
                                                                   *   Accelrys, Inc.                     752,103    $ 4,730,728
Business Services - 23.25%                                         *   Affymetrix, Inc.                   396,300      8,544,228
     Acxiom Corporation                209,600    $ 5,168,736      *   Bruker Biosciences Corporation     760,400      5,330,404
     Catalina Marketing Corporation     71,000      1,952,500      *   Kendle International, Inc.         211,100      6,759,422
*    Concur Technologies Inc.        1,039,215     15,120,578      *   Kensey Nash Corporation            295,500      8,649,285
     Fair Isaac Corporation            233,825      8,550,980      *   Molecular Devices Corporation      324,450      5,999,080
*    Macrovision Corporation           638,945     15,136,607      *   Pharmacopeia Drug Discovery, Inc.  452,276      1,714,126
*    Nuance Communications, Inc.       308,524      2,520,641      *   Techne Corporation                 216,150     10,993,389
*    PDI, Inc.                         141,300      1,641,906      *   Ventana Medical Systems, Inc.       80,400      3,282,732
*    SPSS Inc.                         454,400     11,328,192                                                       ------------
     TALX Corporation                  446,825     10,956,149                                                         56,003,394
*    Transaction Systems                                                                                            ------------
        Architects, Inc.               238,100      8,171,592      Pharmaceuticals - 6.69%
                                                 ------------      *   Albany Molecular Research, Inc.    251,250      2,351,700
                                                   80,547,881      *   Human Genome Sciences, Inc.        680,500      7,852,970
                                                 ------------      *   Incyte Corporation               1,140,900      4,826,007
Consumer Related - 13.11%                                              Medicis Pharmaceuticals
*    Dolby Laboratories                619,200     12,291,120             Corporation                     251,400      8,132,790
*    DTS Inc.                          816,740     17,298,553                                                       ------------
*    Green Mountain Coffee                                                                                            23,163,467
        Roasters, Inc.                 273,697     10,072,050                                                       ------------
*    Panera Bread Company               12,900        751,425      Total Common Stocks (Cost $287,277,731)           336,468,195
*    The Cheesecake Factory Inc.       183,625      4,992,764                                                       ------------
                                                 ------------      INVESTMENT COMPANY - 2.79%
                                                   45,405,912          Evergreen Institutional Money Market Fund
                                                 ------------              (Cost $9,665,679)            9,665,679      9,665,679
Industrial Products & Systems - 20.47%                                                                              ------------
*    ANSYS, Inc.                       263,500     11,641,430
     Cognex Corporation                437,400     11,048,724      Total Investments
*    Dionex Corporation                153,600      7,824,384             (Cost $296,943,410) - 99.92%             $ 346,133,874
*    FEI Company                       733,700     15,488,407      Other Assets less Liabilities - 0.08%                 282,992
*    FLIR Systems, Inc.                482,994     13,118,117                                                       ------------
*    Symyx Technologies                556,647     11,795,350      Net Assets - 100.00%                            $ 346,416,866
                                                 ------------                                                      =============
                                                   70,916,412
                                                 ------------
Information/Knowledge Management - 17.44%                          *  Non-income producing investment.
     Blackbaud, Inc.                   484,379      10,651,49
*    Dendrite International, Inc.      660,360      6,458,321
*    Manhattan Associates, Inc.        424,200    10,240,1884      Summary of Investments by Sector
*    Netscout Systems, Inc.            939,600      6,098,004                                       % of Net
     Quality Systems, Inc.             210,600      8,169,174      Sector                             Assets          Market Value
*    Radisys Corporation               448,300      9,526,375      ---------------------------------------------------------------
*    Tollgrade Communications, Inc.    411,400      3,682,030      Business Services                   23.25%         $ 80,547,881
*    Tyler Technologies, Inc.          433,530      5,605,543      Consumer Related                    13.11%           45,405,912
                                                 ------------      Industrial Products & Systems       20.47%           70,916,412
                                                   60,431,129      Information/Knowledge
                                                 ------------        Management                        17.44%           60,431,129
                                                                   Investment Company                   2.79%            9,665,679
                                                                   Medical/Health Care                 16.17%           56,003,394
                                                                   Pharmaceuticals                      6.69%           23,163,467
                                                                   ---------------------------------------------------------------
                                                                                                       99.92%        $ 346,133,874
                                                                9
See Notes to Financial Statements

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value                                                        Market Value
                                       Shares      (Note 1)                                                Shares       (Note 1)
-------------------------------------------------------------      -----------------------------------------------------------------

COMMON STOCKS - 97.74%                                             Irish Equities - 5.40%
                                                                     C&C Group plc                         28,110   $    381,763
Australian Equity - 1.89%                                            IAWS Group plc                        12,115        224,909
    Westpac Banking Corporation         16,240   $    274,883        Paddy Power plc                        9,500        178,291
                                                 ------------                                                       ------------
                                                                                                                         784,963
                                                                                                                    ------------
Belgium Equities - 3.19%                                           Israeli Equities - 3.45%
    Dexia                               10,490        271,761      *  Check Point Software
*   RHJ International                   10,260        191,903                 Technologies, Ltd.           11,000        209,550
                                                 ------------      u  Teva Pharmaceutical Industries Ltd.   8,530        290,788
                                                      463,664                                                       ------------
                                                 ------------                                                            500,338
Bermuda Equities - 2.38%                                                                                            ------------
    Axis Capital Holdings Ltd.           5,095        176,746      Italian Equities - 6.34%
    Endurance Specialty Holdings Ltd.    4,790        168,895         Amplifon SpA                         48,950        386,088
                                                 ------------         Tod's SpA                             1,840        145,478
                                                      345,641         UniCredito Italiano SpA              46,985        389,953
                                                 ------------                                                       ------------
Canadian Equities - 3.06%                                                                                                921,519
 *  Patheon, Inc.                       14,710         66,852      Japanese Equities - 12.17%                       ------------
    Royal Bank of Canada                 8,475        376,799         Asatsu-DK Inc.                        8,800        267,457
                                                 ------------         Daito Trust Construction Co Ltd.      5,400        293,041
                                                      443,651         Hakuhodo DY Holdings Inc.             3,050        199,081
                                                 ------------         Japan Tobacco Inc.                      126        489,621
Chinese Equity - 1.73%                                                Nissin Food Products Co., Ltd.        4,400        140,061
    Travelsky Technology Ltd.          199,500        251,468         SKY Perfect Communications Inc.         229        128,148
                                                 ------------         Uni-Charm Corporation                 4,500        249,915
                                                                                                                    ------------
Danish Equities - 4.66%                                                                                                1,767,324
    Coloplast A/S                        4,740        380,919                                                       ------------
    Danske Bank A/S                      7,540        296,555      Mexican Equities - 4.24%
                                                 ------------      u  Fomento Economico
                                                      677,474                 Mexicano, SA de CV            3,425        332,019
                                                 ------------         Wal-Mart de Mexico SA de CV          83,450        283,935
French Equities - 4.21%                                                                                             ------------
    Axa                                  7,560        278,779                                                            615,954
*   Hermes International                 2,355        217,702                                                       ------------
    L'Oreal SA                           1,130        114,777      Netherland Equities - 5.28%
                                                 ------------         ABN AMRO Holding NV                   5,283        154,082
                                                      611,258         Koninkijke DSM NV                     4,925        216,023
                                                 ------------         Phillips Electronics NV              11,291        396,173
German Equities - 3.28%                                                                                             ------------
    Deutsche Telekom AG                  9,100        144,589                                                            766,278
    Rhoen Klinikum AG                    7,375        331,342                                                       ------------
                                                 ------------      Norwegian Equity - 0.72%
                                                      475,931      *  Tandberg ASA                          9,855        105,250
                                                 ------------                                                       ------------
Hong Kong Equities - 6.39%                                         Swedish Equities - 3.56%
    Esprit Holdings Ltd.                57,300        522,574         Clas Ohlson AB                       11,030        225,438
    Nam Tai Electronics, Inc.           13,745        168,926         Nordea Bank AB                       11,585        151,793
    Global Bio-Chem Technology                                        Swedish Match AB                      8,610        140,135
       Group Co. Ltd.                  846,300        236,815                                                       ------------
                                                 ------------                                                            517,366
                                                      928,315                                                       ------------
                                                 ------------
Indian Equity - 1.01%
u   Satyam Computer Services Ltd.        3,780        146,248
                                                 ------------

                                                                                                                       (Continued)
                                                                10


The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value
                                       Shares        (Note 1)
-------------------------------------------------------------      -----------------------------------------------------------------

COMMON STOCKS - (Continued)                                       Summary of Investments by Industry
                                                                                                         % of Net
Swiss Equities - 5.01%                                            Industry                                 Assets     Market Value
                                                                  ----------------------------------------------------------------
*   Kaba Holding AG                        740   $    215,880      Banks                                 15.17%       $  2,203,924
*   Nobel Biocare Holding AG             1,025        252,294      Capital Goods                          4.67%            677,847
    Synthes, Inc.                        2,330        259,034      Commercial Services & Supplies         1.73%            251,468
                                                 ------------      Consumer Durables & Apparel            5.23%            759,353
                                                      727,208      Consumer Services                      1.23%            178,291
                                                 ------------      Diversified Financials                 4.71%            684,062
United Kingdom Equities - 19.77%                                   Food, Beverage & Tobacco              18.79%          2,728,719
    British Sky Broadcasting Group plc  22,775        232,803      Health Care Equipment & Services      11.08%          1,609,677
    Diageo plc                          28,495        503,324      Household & Personal Products          2.51%            364,692
    Man Group plc                       58,680        492,158      Insurance                              6.56%            953,120
    Royal Bank of Scotland Group plc     8,368        288,098      Investment Company                     1.36%            197,733
    SABMiller plc                       14,990        280,072      Materials                              1.49%            216,023
    Shire PLC                           21,500        357,428      Media                                  6.97%          1,012,937
*   SurfControl plc                     23,300        204,145      Pharmaceuticals & Biotechnology        4.92%            715,067
    United Business Media plc           14,952        185,448      Retailing                              7.10%          1,031,947
    Willis Group Holdings Ltd.           8,650        328,700      Software & Services                    2.45%            355,798
                                                 ------------      Technology Hardware & Equipment        2.13%            309,395
                                                    2,872,176      Telecommunication Services             1.00%            144,589
                                                 ------------      ---------------------------------------------------------------
                                                                   Total                                 99.10%       $ 14,394,642
Total Common Stocks (Cost $10,212,217)             14,196,909
                                                 ------------


INVESTMENT COMPANY - 1.36%
    Evergreen Institutional Money Market Fund
       (Cost $197,733)                 197,733        197,733
                                                -------------

Total Investments (Cost $10,409,950) - 99.10%   $  14,394,642
Other Assets less Liabilities - 0.90%                 131,018
                                                -------------

Net Assets - 100.00%                            $  14,525,660
                                                =============

*   Non-income producing investment.
u   American Depositary Receipt.

The following acronyms and abbreviations are used in this portfolio:

A/S - Aktieselskap (Danish)
AB - Aktiebolag (Swedish)
AG - Aktiengesellschaft (German)
ASA - Allmennaksjeselskap (Norwegian)
SA de CV - Convertible Securities(Mexican)
NV - Naamloze Vennootschap (Dutch)
PLC - Public Limited Company (British)
SA - Societe Anonyme (French)
SpA - Societa Per Azioni (Italian)

See Notes to Financial Statements

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value                                                       Market Value
                                       Shares        (Note 1)                                            Shares       (Note 1)
-------------------------------------------------------------      -----------------------------------------------------------------

COMMON STOCKS - 95.81%                                             Food, Beverage & Tobacco - 1.20%
                                                                      Wm. Wrigley Jr. Company               1,900   $     87,514
                                                                                                                    ------------
Automobiles & Components - 1.58%
*   Copart Inc.                          4,100   $    115,579      Health Care Equipment & Services - 17.95%
                                                 ------------      *  Allscripts Healthcare
                                                                         Solutions Inc.                     8,500        190,825
Capital Goods - 7.26%                                                 Bausch & Lomb Incorporated            2,750        137,858
    Danaher Corporation                  1,360         93,391         Biomet Inc.                           6,295        202,636
    Fastenal Company                     3,292        126,972      *  Covance Inc.                          2,795        185,532
    Fluor Corporation                    1,700        130,713      *  Express Scripts Inc.                  2,800        211,372
    Joy Global Inc.                      2,850        107,189      *  Resmed Inc.                           2,500        100,625
    MSC Industrial Direct Co.            1,800         73,332      *  St. Jude Medical Inc.                 5,770        203,623
                                                 ------------      *  Waters Corporation                    1,800         81,504
                                                      531,597                                                       ------------
                                                 ------------                                                          1,313,975
Commercial Services & Supplies - 3.97%                             Insurance - 1.60%                                ------------
*   Iron Mountain Incorporated           4,400        188,936         Willis Group Holdings Ltd.            3,070        116,660
*   Labor Ready Inc.                     6,400        101,952                                                       ------------
                                                 ------------
                                                      290,888      Pharmaceuticals & Biotechnology - 1.36%
                                                 ------------      *  Affymetrix Inc.                       2,800         60,368
Consumer Durables & Apparel - 5.69%                                y  Shire PLC                               800         39,512
*   Coach Inc.                           4,580        157,552                                                       ------------
    DR Horton Inc.                       3,900         93,405                                                             99,880
    Fortune Brands Inc.                  2,200        165,242                                                       ------------
                                                 ------------      Retailing - 11.29%
                                                      416,199      *  Dick's Sporting Goods Inc.            4,340        197,557
                                                 ------------      *  Guitar Center Inc.                    1,950         87,126
Consumer Services - 5.94%                                             Nordstrom Inc.                        4,800        203,040
*   Laureate Education Inc.              2,900        138,794      *  O'Reilly Automotive Inc.              3,300        109,593
    Marriott International Inc.          2,000         77,280         Staples Inc.                          4,450        108,268
    Strayer Education Inc.                 900         97,389      *  Tractor Supply Company                2,500        120,650
*   The Cheesecake Factory               4,472        121,594                                                       ------------
                                                 ------------                                                            826,234
                                                      435,057                                                       ------------
                                                 ------------      Semiconductors & Semiconductor Equipment - 1.04%
Diversified Financials - 10.01%                                    *  Broadcom Corporation                  2,500         75,850
                                                                                                                    ------------
    Ameriprise Financial Inc.            3,800        178,220
*   E*TRADE Financial Corporation        7,000        167,440      Software & Services - 8.76%
    Investors Financial Services Corp.   3,100        133,548      *  Adobe Systems Inc.                    2,890        108,230
    T Rowe Price Group Inc.              5,300        253,605      *  Checkfree Corp.                       3,950        163,214
                                                 ------------      *  Citrix Systems, Inc.                  2,100         76,041
                                                      732,813      *  Electronic Arts Inc.                  2,000        111,360
                                                 ------------         Factset Research Systems Inc.         3,000        145,710
Energy - 7.45%                                                        Fair Isaac Corporation                1,000         36,570
    Arch Coal Inc.                       2,200         63,602                                                       ------------
    BJ Services Company                  2,700         81,351                                                            641,125
    Diamond Offshore Drilling            1,800        130,266                                                       ------------
    Noble Corporation                    1,650        105,897
    Smith International Inc.             2,500         97,000
    XTO Energy, Inc.                     1,600         67,408
                                                 ------------
                                                      545,524
                                                 ------------
Food & Staples Retailing - 3.49%
    Whole Foods Market Inc.              4,300        255,549
                                                 ------------
                                                                                                                       (Continued)
                                                                 12

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value
                                       Shares        (Note 1)
-------------------------------------------------------------      -----------------------------------------------------------------

COMMON STOCK - (Continued)                                         Summary of Investments by Industry
                                                                                                          % of Net       Market
Technology Hardware & Equipment - 7.22%                            Industry                                 Assets        Value
                                                                   --------------------------------------------------------------
*   Avid Technology Inc.                 2,700   $     98,334      Automobiles & Components                  1.58%    $   115,579
*   Juniper Networks Inc.                8,400        145,152      Capital Goods                             7.26%        531,597
*   Network Appliance Inc.               4,665        172,652      Commercial Services & Supplies            3.97%        290,888
*   SanDisk Corporation                  2,100        112,434      Consumer Durables & Apparel               5.69%        416,199
                                                 ------------      Consumer Services                         5.94%        435,057
                                                      528,572      Diversified Financial Services           10.01%        732,813
                                                 ------------      Energy                                    7.45%        545,524
                                                                   Food & Staples Retailing                  3.49%        255,549
Total Common Stocks (Cost $6,534,091)             $ 7,013,016      Food, Beverage & Tobacco                  1.20%         87,514
                                                 ------------      Health Care Equipment
                                                                      & Services                            17.95%      1,313,975
INVESTMENT COMPANY - 3.90%                                         Insurance                                 1.60%        116,660
    Evergreen Institutional Money Market Fund                      Investment Company                        3.90%        285,209
        (Cost $285,209)                285,209        285,209      Pharmaceuticals & Biotechnology           1.36%         99,880
                                                  -----------      Retailing                                11.29%        826,234
                                                                   Semiconductors &
Total Investments (Cost $6,819,300) - 99.71%     $  7,298,225         Semiconductor Equipment                1.04%         75,850
Other Assets less Liabilities - 0.29%                  21,477      Software & Services                       8.76%        641,125
                                                  -----------      Technology Hardware
                                                                       & Equipment                           7.22%        528,572
Net Assets - 100.00%                             $  7,319,702      --------------------------------------------------------------
                                                  ===========      Total                                    99.71%    $ 7,298,225

*   Non-income producing investment.
y   American Depositary Receipts.

The following acronyms and abbreviations are used in this portfolio:

PLC - Public Limited Company (British)


















See Notes to Financial Statements
                                                                13

Brown Capital Management Funds

Statements of Assets and Liabilities
(Unaudited)

                                                      Balanced         Equity        Small Company    International       Mid-Cap
As of September 30, 2006                                Fund            Fund             Fund          Equity Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------

Assets:
  Investments, at cost ........................... $  11,608,027    $  11,329,407    $ 296,943,410    $  10,409,950   $   6,819,300
  Investments, at value (note 1) ................. $  12,809,631    $  12,801,876    $ 346,133,874    $  14,394,642   $   7,298,225
  Cash ...........................................          --               --               --              1,197            --
  Receivables:
      Investments sold ...........................        44,448           57,599             --               --            47,724
      Fund shares sold ...........................            74            5,767          360,413          102,015           4,329
      Interest and dividends, at value (note 1) ..        31,810           10,002           44,966           33,787*          3,598
  Prepaid expenses:
      Fund accounting fees .......................         2,250            2,250            2,250            2,250           3,000
      Compliance service fees ....................           665              665              665              665             665
      Other ......................................         6,829            9,000           40,974            8,562          11,866
  Due from affiliates:
      Advisor (note 2) ...........................          --               --               --               --             6,746
                                                   -------------    -------------    -------------    -------------   -------------

  Total Assets ...................................    12,895,707       12,887,159      346,583,142       14,543,118       7,376,153
                                                   -------------    -------------    -------------    -------------   -------------
Liabilities:
  Payables:
      Investments purchased ......................        49,667           64,583             --               --            39,750
      Fund shares repurchased ....................         5,857            2,331          153,762            8,022           5,428
  Accrued expenses ...............................        10,209            8,173           12,514            9,436          11,273
  Disbursements in excess of cash on
      demand deposit .............................           147             --               --               --              --
                                                   -------------    -------------    -------------    -------------   -------------

  Total Liabilities ..............................        65,880           75,087          166,276           17,458          56,451
                                                   -------------    -------------    -------------    -------------   -------------

Net Assets ....................................... $  12,829,827    $  12,812,072    $ 346,416,866    $  14,525,660   $   7,319,702
                                                   =============    =============    =============    =============   =============
Net Assets Consist of:
  Capital (par value and paid in surplus) ........    13,018,600       12,771,940      264,867,824       10,268,258       6,042,756
  Accumulated net investment income (loss) .......         4,712          (13,130)      (1,594,310)          39,616         (25,882)
  Accumulated net realized (loss) gain from investment
      and foreign currency translations ..........    (1,395,089)      (1,419,207)      33,952,888          233,157         823,903
  Net unrealized appreciation of investments and
      and foreign currency translations ..........     1,201,604        1,472,469       49,190,464        3,984,629         478,925
                                                   -------------    -------------    -------------    -------------   -------------

  Total Net Assets ............................... $  12,829,827    $  12,812,072    $ 346,416,866    $  14,525,660   $   7,319,702
                                                   =============    =============    =============    =============   =============

  Institutional Shares Outstanding, no par value
      (unlimited shares authorized) ..............       828,860          725,759       10,685,828          976,462         180,279
  Net Assets - Institutional Shares .............. $  12,829,827    $  12,812,072    $ 346,416,866    $  14,525,660   $   2,677,015
  Net Asset Value, Maximum Offering Price, and
      Redemption Price Per Institutional Share ... $       15.48    $       17.65    $       32.42    $       14.88   $       14.85
  Investor Shares Outstanding, no par value
      (unlimited shares authorized) ..............                                                                          315,655
  Net Assets - Investor Shares ...................         NA               NA               NA               NA      $   4,642,687
  Net Asset Value, Maximum Offering Price, and
      Redemption Price Per Investor Share                                                                             $       14.71

* Income, at cost $33,850.

See Notes to Financial Statements
                                                                14

Brown Capital Management Funds

Statements of Operations
(Unaudited)

                                                            Balanced        Equity      Small Company   International    Mid-Cap
For the six month period ended September 30, 2006             Fund           Fund           Fund         Equity Fund       Fund
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
      Interest .......................................    $    81,356    $       --     $       --     $       --      $      --
      Dividends ......................................         47,934          63,090        652,685        187,874         26,025
          Foreign tax withheld .......................           --              --             --          (14,948)          --
                                                          -----------    ------------   ------------   ------------    -----------
      Total Income ...................................        129,290          63,090        652,685        172,926         26,025
                                                          -----------    ------------   ------------   ------------    -----------
Expenses:
      Advisory fees (note 2) .........................         40,572          41,285      1,879,162         70,198         26,727
      Administration fees (note 2) ...................         10,923          11,115        225,519         12,285          6,236
      Transfer agent fees (note 2) ...................          9,000           9,000          9,000          9,000         12,000
      Fund accounting fees (note 2) ..................         14,124          14,135         32,291         14,202         18,356
      Custody fees (note 2) ..........................          2,453           2,475         24,534          4,262          2,918
      Compliance services fees (note 2) ..............          3,875           3,875          3,875          3,875          3,875
      Other accounting fees (note 2) .................          1,077             885           --              117          5,764
      Distribution and service fees - Investor Shares (note 3)   --              --             --             --            5,581
      Registration and filing administration fees (note 2)      2,166           2,727          4,412          1,524          5,696
      Legal fees .....................................          5,265           6,265          5,265          5,265          7,020
      Audit and tax preparation fees .................          7,521           5,518          8,023          8,524          6,518
      Registration and filing expenses ...............          3,468           4,412          4,558          2,440         11,008
      Shareholder servicing expenses .................            877             877          5,265            752            501
      Printing expenses ..............................            375             375          2,256            251            251
      Trustees' fees and expenses ....................          2,507           2,507          2,507          2,507          2,507
      Securities pricing fees ........................          4,011           3,009          2,256          6,268          2,758
      Chief Compliance Officer fees ..................            469             469            469            469            469
      Other expenses .................................          2,507           2,507         37,603          2,005          2,256
                                                          -----------    ------------   ------------   ------------    -----------

      Total Expenses .................................        111,190         111,436      2,246,995        143,944        120,441
                                                          -----------    ------------   ------------   ------------    -----------
      Expenses reimbursed by Advisor (note 2) ........           --              --             --             --          (41,807)
      Advisory fees waived (note 2) ..................        (36,056)        (35,216)          --           (3,386)       (26,727)
                                                          -----------    ------------   ------------   ------------    -----------v

      Net Expenses ...................................         75,134          76,220      2,246,995        140,558         51,907
                                                          -----------    ------------   ------------   ------------    -----------

Net Investment Income (Loss) .........................         54,156         (13,130)    (1,594,310)        32,368        (25,882)
                                                          ===========    ============   ============   ============    ===========

Realized and Unrealized (Loss) Gain on Investments:
      Net realized gain from investment ..............         47,815         246,817     14,882,872        640,829        368,188
      Net realized gain from currency translations ...           --              --             --          (16,901)          --
      Change in unrealized appreciation of investments       (375,713)       (698,067)   (43,575,202)          (468)      (828,853)
      Change in unrealized appreciation of currency
          translations ...............................           --              --             --              518           --
                                                          -----------    ------------   ------------   ------------    -----------
Realized and Unrealized (Loss) Gain on Investments
      and foreign currency translations ..............       (327,898)       (451,250)   (28,692,330)       623,978       (460,665)
                                                          -----------    ------------   ------------   ------------    -----------
Net (Decrease) Increase in Net Assets
      Resulting from Operations ......................    $  (273,742)   $   (464,380)  $(30,286,640)  $    656,346    $  (486,547)
                                                          ===========    ============   ============   ============    ===========


See Notes to Financial Statements

Brown Capital Management Funds

Statements of Changes in Net Assets

                                                                               Balanced Fund                  Equity Fund
                                                                     -------------------------------   ---------------------------
                                                                    September 30,      March 31,        September 30,      March 31,
For the six month period and fiscal year ended                         2006 (a)          2006              2006 (a)         2006
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
      Net investment income (loss) .............................    $     54,156     $     79,680     $    (13,130)    $    (41,730)
      Net realized gain from investments .......................          47,815          622,613          246,817          882,116
      Change in unrealized appreciation of investments .........        (375,713)         556,740         (698,067)         873,076
                                                                    ------------     ------------     ------------     ------------
Net (Decrease) Increase in Net Assets
      Resulting from Operations ................................        (273,742)       1,259,033         (464,380)       1,713,462
                                                                    ------------     ------------     ------------     ------------
Distributions to Shareholders: (note 5)
      Net investment income ....................................         (49,444)         (82,780)            --               --
                                                                    ------------     ------------     ------------     ------------
Decrease in Net Assets Resulting from Distributions ............         (49,444)         (82,780)            --               --
                                                                    ------------     ------------     ------------     ------------
Capital Share Transactions: (note 6)
      Shares sold ..............................................         135,157          903,644           43,332          272,821
      Reinvested dividends and distributions ...................          49,150           82,263             --               --
      Shares repurchased .......................................        (160,402)      (3,101,232)        (962,695)        (768,782)
                                                                    ------------     ------------     ------------     ------------
Net Increase (Decrease) in Net Assets Resulting from
        Capital Share Transactions .............................          23,905       (2,115,325)        (919,363)        (495,961)
                                                                    ------------     ------------     ------------     ------------

Net (Decrease) Increase in Net Assets ..........................        (299,281)        (939,072)      (1,383,743)       1,217,501
Net Assets:
      Beginning of Period ......................................      13,129,108       14,068,180       14,195,815       12,978,314
                                                                    ------------     ------------     ------------     ------------

      End of Period ............................................    $ 12,829,827     $ 13,129,108     $ 12,812,072     $ 14,195,815
                                                                    ============     ============     ============     ============

Accumulated Net Investment Income (Loss) .......................    $      4,712     $       --       $    (13,130)    $       --


                                                                     Small Company Fund               International Equity Fund
                                                            ---------------------------------------  ------------------------------
                                                                  September 30,     March 31,        September 30,         March 31,
For the six month period and fiscal year ended                      2006 (a)         2006              2006 (a)              2006
     -----------------------------------------------------------------------------------------------------------------------------

Operations:
      Net investment (loss) income .............................   $  (1,594,310)   $  (3,992,323)   $      32,368    $      28,555
      Net realized gain from investment ........................      14,882,872       54,635,068          640,829        1,062,684
      Net realized gain from foreign currency translations .....            --                --           (16,901)             --
      Change in unrealized appreciation of investments and
          currency translations.................................     (43,575,202)      54,403,497               50        1,053,206
                                                                   -------------    -------------    -------------     ------------
Net (Decrease) Increase in Net Assets
      Resulting from Operations ................................     (30,286,640)     105,046,242          656,346        2,144,445
                                                                   -------------    -------------    -------------     ------------
Distributions to Shareholders: (note 5)
      Net investment income ....................................            --               --            (19,714)            --
                                                                   -------------    -------------    -------------     ------------

Decrease in Net Assets Resulting from Distributions ............            --               --            (19,714)            --
                                                                   -------------    -------------    -------------     ------------
Capital Share Transactions: (note 6)
      Shares sold ..............................................      52,274,683       85,099,748        1,692,948        1,090,663
      Reinvested dividends and distributions ...................            --               --             14,589             --
      Shares repurchased .......................................     (71,813,715)    (247,823,729)        (724,580)        (779,742)
                                                                   -------------    -------------    -------------     ------------

Net (Decrease) Increase in Net Assets Resulting from ...........     (19,539,032)    (162,723,981)         982,957          310,921
         Capital Share Transactions                                -------------    -------------    -------------     ------------

Net (Decrease) Increase in Net Assets ..........................     (49,825,672)     (57,677,739)       1,619,589        2,455,366
Net Assets:
      Beginning of Period ......................................     396,242,538      453,920,277       12,906,071       10,450,705
                                                                   -------------    -------------    -------------     ------------
      End of Period ............................................   $ 346,416,866    $ 396,242,538    $  14,525,660    $  12,906,071
                                                                   =============    =============    =============    =============
Accumulated Net Investment (Loss) Income .......................   $  (1,594,310)   $        --      $      39,616    $      26,962
(a) Unaudited ..................................................
See Notes to Financial Statements                                                                                     (Continued)
                                                                 16

Brown Capital Management Funds

Statements of Changes in Net Assets
                                                                                                            Mid-Cap Fund
                                                                                               -------------------------------------
                                                                                                  September 30,           March 31,
For the six month period and fiscal year ended                                                       2006 (a)               2006
------------------------------------------------------------------------------------------------------------------------------------

Operations:
      Net investment loss ................................................................         $   (25,882)         $   (44,824)
      Net realized gain from investments .................................................             368,188              651,636
      Change in unrealized appreciation of investments ...................................            (828,853)             469,857
                                                                                                   -----------          -----------

Net (Decrease) Increase in Net Assets Resulting from Operations ..........................            (486,547)           1,076,669
                                                                                                   -----------          -----------
Distributions to Shareholders: (note 5)
      Net realized gain from investment transactions - Institutional Shares ..............                --               (147,090)
      Net realized gain from investment transactions - Investor Shares ...................                --               (209,938)
                                                                                                   -----------          -----------

Net Decrease in Net Assets Resulting from Distributions ..................................                --               (357,028)
                                                                                                   -----------          -----------
Capital Share Transactions: (note 6)
      Institutional Shares
        Shares sold ......................................................................              16,134               50,099
        Reinvested dividends and distributions ...........................................                --                115,815
        Shares repurchased ...............................................................              (5,671)             (13,815)
      Investor Shares
        Shares sold ......................................................................             547,904            1,377,895
        Reinvested dividends and distributions ...........................................                --                209,938
        Shares repurchased ...............................................................            (195,440)            (346,900)
                                                                                                   -----------          -----------
Net Increase in Net Assets Resulting from Capital Share Transactions .....................             362,927            1,393,032
                                                                                                   -----------          -----------
Net (Decrease) Increase in Net Assets ....................................................            (123,620)           2,112,673
Net Assets:
      Beginning of Period ................................................................           7,443,322            5,330,649
                                                                                                   -----------          -----------
      End of Period ......................................................................         $ 7,319,702          $ 7,443,322
                                                                                                   ===========          ===========

Accumulated Net Investment Loss ..........................................................         $   (25,882)         $      --

(a) Unaudited.























See Notes to Financial Statements

                                                            17

Brown Capital Management Funds

Financial Highlights

                                                                                   Balanced Fund
For a share outstanding during the                   September 30,                              March 31,
                                                                      --------------------------------------------------------------
six month period or fiscal year ended                 2006 (a)        2006         2005         2004          2003         2002
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ...........  $    15.87      $    14.38    $    14.91    $   11.71    $   15.12     $   15.61
                                                  ----------      ----------    ----------    ---------    ---------     ---------
Income from Investment Operations:
      Net investment income ....................        0.07            0.10          0.11         0.10         0.11          0.15
      Net realized and unrealized (losses)
         gains on securities ...................       (0.40)           1.49         (0.53)        3.20        (3.41)        (0.49)
                                                  ----------      ----------    ----------    ---------    ---------     ---------

Total from Investment Operations ...............       (0.33)           1.59         (0.42)        3.30        (3.30)        (0.34)
                                                  ----------      ----------    ----------    ---------    ---------     ---------
Less Distributions:
      Dividends (from net investment income) ...       (0.06)          (0.10)        (0.11)       (0.10)       (0.11)        (0.15)
                                                  ----------      ----------    ----------    ---------    ---------     ---------
Total Distributions ............................       (0.06)          (0.10)        (0.11)       (0.10)       (0.11)        (0.15)
                                                  ----------      ----------    ----------    ---------    ---------     ---------
Net Asset Value, End of Period .................   $   15.48      $    15.87    $    14.38    $   14.91    $   11.71     $   15.12
                                                  ==========      ==========    ==========    =========    =========     =========

Total Return ...................................       (2.07%)         11.09%        (2.85%)      28.26%      (21.85%)       (2.15%)
Net Assets, End of Period (in thousands) .......   $  12,830      $   13,129    $   14,068    $  13,337    $  10,688     $  13,580
Average Net Assets for the Period (in thousands)   $  12,449      $   12,538    $   13,807    $  12,095    $  11,469     $  13,210
Ratio of Gross Expenses to Average Net Assets (c)       1.78% (b)       1.70%         1.62%        1.76%        1.83%         1.71%
Ratio of Net Expenses to Average Net Assets (c)         1.20% (b)       1.20%         1.20%        1.20%        1.20%         1.20%
Ratio of Net Investment Income
     to Average Net Assets .....................        0.88% (b)       0.64%         0.77%        0.71%        0.89%         0.99%
Portfolio Turnover Rate ........................       21.04%          68.21%        40.53%       25.56%       44.22%        27.95%

                                                                                   Equity Fund
For a share outstanding during the                   September 30,                              March 31,
                                                                    ---------------------------------------------------------------
six month period or fiscal year ended                 2006 (a)        2006         2005         2004          2003         2002
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ...........   $   18.26      $    16.07    $    16.80    $   12.34    $   17.73     $   18.49
                                                  ----------      ----------    ----------    ---------    ---------     ---------
Income from Investment Operations:
      Net investment loss ......................       (0.02)          (0.05)        (0.03)       (0.06)       (0.05)        (0.07)
      Net realized and unrealized (losses)
         gains on securities ...................       (0.59)           2.24         (0.70)        4.52        (5.34)        (0.66)
                                                  ----------      ----------    ----------    ---------    ---------     ---------

Total from Investment Operations ...............       (0.61)           2.19         (0.73)        4.46        (5.39)        (0.73)
                                                  ----------      ----------    ----------    ---------    ---------     ---------
Less Distributions:
      Dividends (from net investment income) ...         --              --            --           --           --          (0.03)
                                                  ----------      ----------    ----------    ---------    ---------     ---------

Total Distributions ............................         --              --            --           --           --          (0.03)
                                                  ----------      ----------    ----------    ---------    ---------     ---------

Net Asset Value, End of Period .................   $   17.65      $    18.26    $    16.07    $   16.80    $   12.34     $   17.73
                                                  ==========      ==========    ==========    =========    =========     =========

Total Return ...................................       (3.34%)         13.63%        (4.35%)      36.14%      (30.40%)       (3.97%)
Net Assets, End of Period (in thousands) .......   $  12,812      $   14,196    $   12,978     $ 13,833     $ 10,232     $  14,249
Average Net Assets for the Period (in thousands)   $  12,669      $   13,513    $   13,390     $ 12,633     $ 11,517     $  12,918
Ratio of Gross Expenses to Average Net Assets (c)       1.76% (b)       1.61%         1.66%        1.72%        1.89%         1.75%
Ratio of Net Expenses to Average Net Assets (c)         1.20% (b)       1.20%         1.20%        1.20%        1.20%         1.20%
Ratio of Net Investment Loss
     to Average Net Assets .....................       (0.20%)(b)      (0.31%)       (0.15%)      (0.42%)      (0.39%)       (0.46%)
Portfolio Turnover Rate ........................       26.66%          65.64%        47.19%       25.70%       65.96%        34.62%

(a)  Unaudited.
(b)  Annualized.
(c) The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after waivers and reimbursements
     (net expense ratios).

See Notes to Financial Statements                                                                                      (Continued)
                                                                18

Brown Capital Management Funds

Financial Highlights
                                                                                   Small Company Fund
For a share outstanding during the                  September 30,                                March 31,
                                                                  ------------------------------------------------------------------
six month period or fiscal year ended                2006 (a)        2006          2005          2004         2003          2002
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ...........  $    34.90      $    27.04    $    30.21    $   20.02    $   33.92     $   27.15
                                                  ----------      ----------    ----------    ---------    ---------     ---------
Income from Investment Operations:
      Net investment loss ......................       (0.15)          (0.35)        (0.36)       (0.26)       (0.21)        (0.17)
      Net realized and unrealized (losses)
         gains on securities ...................       (2.33)           8.21         (2.81)       10.45       (13.69)         7.16
                                                  ----------      ----------    ----------    ---------    ---------     ---------

Total from Investment Operations ...............       (2.48)           7.86         (3.17)       10.19       (13.90)         6.99
                                                  ----------      ----------    ----------    ---------    ---------     ---------
Less Distributions:
      Distributions (from capital gains) .......         --              --            --           --           --          (0.22)
                                                  ----------      ----------    ----------    ---------    ---------     ---------

Total Distributions ............................         --              --            --           --           --          (0.22)
                                                  ----------      ----------    ----------    ---------    ---------     ---------

Net Asset Value, End of Period .................  $    32.42      $    34.90    $    27.04    $   30.21    $   20.02     $   33.92
                                                  ==========      ==========    ==========    =========    =========     =========
Total Return ...................................       (7.11%)         29.07%       (10.49%)      50.90%      (40.98%)       25.72%
Net Assets, End of Period (in thousands) .......  $  346,417      $  396,243    $  453,920    $ 755,893     $379,838     $ 412,694
Average Net Assets for the Period (in thousands)  $  374,806      $  412,533    $  634,743    $ 621,696     $371,991     $ 254,375
Ratio of Gross Expenses to Average Net Assets (c)       1.20% (b)       1.19%         1.18%        1.18%        1.23%         1.24%
Ratio of Net Expenses to Average Net Assets (c)         1.20% (b)       1.19%         1.18%        1.18%        1.23%         1.24%
Ratio of Net Investment Loss
     to Average Net Assets .....................       (0.86%) (b)     (0.97%)       (0.95%)      (1.03%)      (1.05%)       (0.83%)
Portfolio Turnover Rate ........................        6.56%           9.98%        11.17%        1.42%        0.91%         7.34%

                                                                                   International Equity Fund
For a share outstanding during the                 September 30,                                  March 31,
                                                                  ------------------------------------------------------------------
six month period or fiscal year ended                2006 (a)        2006         2005          2004         2003           2002
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ...........  $    14.17      $    11.82    $    10.24    $    6.32    $    9.04     $    9.71
                                                  ----------      ----------    ----------    ---------    ---------     ---------
Income from Investment Operations:
      Net investment income (loss) .............        0.03            0.03         (0.01)       (0.01)        0.01          0.05
      Net realized and unrealized gains
         (losses) on securities ................        0.70            2.32          1.59         3.93        (2.73)        (0.68)
                                                  ----------      ----------    ----------    ---------    ---------     ---------

Total from Investment Operations ...............        0.73            2.35          1.58         3.92        (2.72)        (0.63)
                                                  ----------      ----------    ----------    ---------    ---------     ---------
Less Distributions:
      Dividends (from net investment income) ...       (0.02)            --            --           --           --          (0.02)
      Tax return of capital ....................         --              --            --           --           --          (0.02)
                                                  ----------      ----------    ----------    ---------    ---------     ---------

Total Distributions ............................       (0.02)            --            --           --           --          (0.04)
                                                  ----------      ----------    ----------    ---------    ---------     ---------

Net Asset Value, End of Period .................  $    14.88      $    14.17    $    11.82    $   10.24    $    6.32     $    9.04
                                                  ==========      ==========    ==========    =========    =========     =========

Total Return ...................................        5.16%          19.88%        15.43%       62.03%      (30.09%)       (6.46%)
Net Assets, End of Period (in thousands) .......  $   14,526      $   12,906    $   10,451    $   7,124    $   4,355     $   6,209
Average Net Assets for the Period (in thousands)  $   14,001      $   11,234    $    8,477    $   6,007    $   5,162     $   5,308
Ratio of Gross Expenses to Average Net Assets (c)       2.05% (b)       2.23%         2.73%        3.30%        3.63%         3.55%
Ratio of Net Expenses to Average Net Assets (c).        2.00% (b)       2.00%         2.00%        2.00%        2.00%         2.00%
Ratio of Net Investment Income (Loss)
     to Average Net Assets .....................        0.46% (b)       0.25%        (0.08%)      (0.05%)       0.09%         0.69%
Portfolio Turnover Rate ........................       11.66%          27.89%        18.22%       18.35%       38.43%         5.90%

(a) Unaudited.
(b) Annualized.
(c) The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after waivers and reimbursements
    (net expense ratios).

See Notes to Financial Statements                                                                                    (Continued)
                                                                19


Brown Capital Management Funds

Financial Highlights                                                               Mid-Cap Fund
                                                                               Institutional Class Shares
For a share outstanding during the                             September 30,                    March 31,
                                                                              -----------------------------------------------------
six month period and fiscal years ended September 30,             2006 (a)        2006         2005          2004        2003 (b)
-----------------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period ......................... $   15.87      $   14.18     $   13.83    $   10.28    $  10.00
                                                                ---------      ---------     ---------    ---------    --------
 Income from Investment Operations:
       Net investment loss ....................................     (0.04)         (0.09)        (0.12)       (0.12)      (0.04)
       Net realized and unrealized (losses) gains on securities     (0.98)          2.64          0.63         4.09        0.32
                                                                ---------      ---------     ---------    ---------    --------

 Total from Investment Operations .............................     (1.02)          2.55          0.51         3.97        0.28
                                                                ---------      ---------     ---------    ---------    --------
 Less Distributions:
       Distributions (from capital gains) .....................       --           (0.86)        (0.16)       (0.42)       --
                                                                ---------      ---------     ---------    ---------    --------

 Total Distributions ..........................................       --           (0.86)        (0.16)       (0.42)       --
                                                                ---------      ---------     ---------    ---------    --------

 Net Asset Value, End of Period ............................... $   14.85      $   15.87     $   14.18    $   13.83    $  10.28
                                                                =========      =========     =========    =========    ========

Total Return ..................................................     (6.43%)        18.43%         3.71%       38.75%       2.80%
Net Assets, End of Period (in thousands) ...................... $   2,677      $   2,850     $   2,400    $   2,295    $  1,635
Average Net Assets for the Period (in thousands) .............. $   2,656      $   2,560     $   2,285    $   2,076    $  1,260
Ratio of Gross Expenses to Average Net Assets (d) .............      3.18% (c)      3.36%         4.45%        6.11%      15.28% (c)
Ratio of Net Expenses to Average Net Assets (d) ...............      1.30% (c)      1.30%         1.30%        1.30%       1.30% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets ...     (0.57%)(c)     (0.60%)       (0.90%)      (0.98%)      0.94% (c)
Portfolio Turnover Rate .......................................     29.90%         80.70%        39.82%       47.37%      12.08%

                                                                                   Mid-Cap Fund
                                                                               Investor Class Shares
For a share outstanding during the                           September 30,                      March 31,
                                                                              -----------------------------------------------------
six month period and fiscal years ended September 30,            2006 (a)         2006          2005        2004        2003 (b)
-----------------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period ......................... $   15.74      $   14.10     $   13.79    $   10.27    $  10.00
                                                                ---------      ---------     ---------    ---------    --------
 Income from Investment Operations:
       Net investment loss ....................................     (0.06)         (0.10)        (0.12)       (0.10)      (0.03)
       Net realized and unrealized (losses) gains on securities     (0.97)          2.60          0.59         4.04        0.30
                                                                ---------      ---------     ---------    ---------    --------

 Total from Investment Operations .............................     (1.03)          2.50          0.47         3.94        0.27
                                                                ---------      ---------     ---------    ---------    --------
 Less Distributions:
       Distributions (from capital gains) .....................       --           (0.86)        (0.16)       (0.42)         --
                                                                ---------      ---------     ---------    ---------    --------

 Total Distributions ..........................................       --           (0.86)        (0.16)       (0.42)         --
                                                                ---------      ---------     ---------    ---------    --------

 Net Asset Value, End of Period ............................... $   14.71      $   15.74     $   14.10    $   13.79    $  10.27
                                                                =========      =========     =========    =========    ========

Total Return ..................................................     (6.54%)        18.18%         3.43%       38.49%       2.70%
Net Assets, End of Period (in thousands) ...................... $   4,643          4,593     $   2,931    $   1,766    $    542
Average Net Assets for the Period (in thousands) .............. $   4,452          3,537     $   2,180    $   1,063    $    249
Ratio of Gross Expenses to Average Net Assets (d) .............      3.50% (c)      3.66%         4.82%        6.47%      13.67% (c)
Ratio of Net Expenses to Average Net Assets (d) ...............      1.55% (c)      1.55%         1.55%        1.55%       1.56% (c)
Ratio of Net Investment Loss to Average Net Assets ............     (0.82%)(c)     (0.83%)       (1.13%)      (1.22%)     (1.25%)(c)
Portfolio Turnover Rate .......................................     29.90%         80.70%        39.82%       47.37%      12.08%

(a) Unaudited.
(b) For the period from September 30, 2002 (Date of Initial Public Investment) to March 31, 2003.
(c) Annualized.
(d) The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after waivers and reimbursements (net expense ratios).



See Notes to Financial Statements
                                                                 20

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________


1.   Organization    and   Significant    investing  in a  portfolio  of  equity
     Accounting Policies                  securities  of  companies  with market
                                          capitalizations between $1 billion and
The Brown Capital Management  Balanced    $10  billion  at the  time of  initial
Fund,  The  Brown  Capital  Management    investment ("mid-cap companies").
Equity   Fund,   The   Brown   Capital
Management Small Company Fund, The The Mid-Cap Fund offers two classes of Brown Capital Management International shares (Institutional Shares and Equity Fund, and The Brown Capital Investor Shares). Each class of shares Management Mid-Cap Fund (collectively has equal rights as to assets of the the "Funds" and individually a "Fund") Fund, and the classes are identical are series funds. The Funds are part except for differences in their sales of The Nottingham Investment Trust II charge structures and ongoing (the "Trust"), which was organized as distribution and service fees. Income, a Massachusetts business trust and is expenses (other than distribution and registered under the Investment service fees, which are only Company Act of 1940 (the "1940 Act"), attributable to the Investor Shares), as amended, as an open-ended and realized and unrealized gains or management investment company. Each of losses on investments are allocated to the Funds in this report is classified each class of shares based upon its as a diversified company as defined in relative net assets. Both classes have
the 1940 Act.                             equal voting privileges,  except where
                                          otherwise  required by law or when the
The Brown Capital Management Balanced Board of Trustees of the Trust (the Fund ("Balanced Fund") commenced "Trustees") determines that the matter operations on August 11, 1992. The to be voted on affects only the
investment objective of the Fund is to    interests  of  the  shareholders  of a
provide   its   shareholders   with  a    particular class.
maximum total return consisting of any
combination of capital appreciation by The following accounting policies have investing in a flexible portfolio of been consistently followed by the
equity   securities,    fixed   income    Funds  and  are  in  conformity   with
securities     and    money     market    accounting     principles    generally
instruments.                              accepted  in  the  United   States  of
                                          America  in  the  investment   company
The Brown  Capital  Management  Equity    industry.
Fund   ("Equity    Fund")    commenced
operations  on August  11,  1992.  The
investment objective of the Fund is to    Investment Valuation
seek capital appreciation principally The Funds' investments in securities through investments in equity are carried at value. Securities securities, such as common and listed on an exchange or quoted on a preferred stocks and securities national market system are valued at
convertible into common stocks.           the last  sales  price as of 4:00 p.m.
                                          Eastern Time. Securities traded in the
The Brown Capital Management Small NASDAQ over-the-counter market are Company Fund ("Small Company Fund") generally valued at the NASDAQ commenced operations on July 23, 1992. Official Closing Price. Other The investment objective of the Fund securities traded in the is to seek capital appreciation over-the-counter market and listed principally through investments in securities for which no sale was equity securities of those companies reported on that date are valued at with operating revenues of $250 the most recent bid price. Securities million or less at the time of initial and assets for which representative
investment.                               market   quotations  are  not  readily
                                          available    or   which    cannot   be
The    Brown    Capital     Management    accurately  valued  using  the  Funds'
International        Equity       Fund    normal  pricing  procedures are valued
("International Equity Fund") at fair value as determined in good commenced operations on May 28, 1999. faith under policies approved by the
The investment objective of the Fund Trustees. Fair value pricing may be is to provide its shareholders with used, for example, in situations where long-term capital growth, consisting (i) a portfolio security is so thinly of both realized and unrealized traded that there have been no capital gains, through investment in a transactions for that security over an diversified international portfolio of extended period of time; (ii) the marketable securities, primarily exchange on which the portfolio equity securities, including common security is principally traded closes
stock,   preferred   stocks  and  debt    early;   or  (iii)   trading   of  the
securities convertible into common portfolio security is halted during stocks. The Fund invests on a the day and does not resume prior to worldwide basis in equity securities the Funds' net asset value
of companies that are  incorporated in    calculation.  A  portfolio  security's
foreign countries.                        "fair value" price may differ from the
                                          price   next    available   for   that
The Brown Capital Management Mid-Cap portfolio security using the Funds' Fund ("Mid-Cap Fund") commenced normal pricing procedures. Instruments operations on September 30, 2002. The with maturities of 60 days or less are investment objective of the Fund is to valued at amortized cost, which
seek long-term capital appreciation by    approximates market value.

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

Investment Transactions and Investment    America  requires  management  to make
Income                                    estimates and assumptions  that affect
Investment transactions are accounted the amount of assets, liabilities, for as of the date purchased or sold expenses and revenues and disclosure (trade date). Dividend income is of contingent assets and liabilities recorded on the ex-dividend date. reported in the financial statements. Certain dividends from foreign Actual results could differ from those
securities will be recorded as soon as    estimates.
the Trust is informed of the  dividend
if  such   information   is   obtained    Federal Income Taxes
subsequent to the ex-dividend date. No provision for income taxes is Interest income is recorded on the included in the accompanying financial
accrual     basis     and     includes    statements,  as the  Funds  intend  to
amortization    of    discounts    and    distribute to shareholders all taxable
premiums.   Gains   and   losses   are    investment  income and realized  gains
determined  on  the  identified   cost    and otherwise comply with Subchapter M
basis,  which is the same  basis  used    of   the    Internal    Revenue   Code
for federal income tax purposes.          applicable  to  regulated   investment
                                          companies.
Expenses
Each  Fund  bears   expense   incurred    2.   Transactions with Affiliates
specifically  on its behalf as well as
a portion of general  expenses,  which    Advisor
are  allocated  according  to  methods    Each Fund pays a monthly  advisory fee
reviewed annually by the Trustees.        to Brown Capital Management, Inc. (the
                                          "Advisor")   based  upon  the  average
Foreign      Currency      Translation    daily  net  assets  of  the  Fund  and
(International Equity Fund)               calculated  at  the  annual  rates  as
                                          shown in the schedule  provided on the
Portfolio securities and other assets following page. The Advisor has and liabilities denominated in foreign entered into contractual agreements currencies are translated into U.S. ("Expense Limitation Agreement") with dollars based on the exchange rate of each Fund under which it has agreed to such currencies against U.S. dollars waive or reduce its fees and to assume on the date of valuation. Purchases other expenses of the Funds, if and sales of securities and income necessary, in amounts that limit the items denominated in foreign Funds' total operating expenses currencies are translated into U.S. (exclusive of interest, taxes,
dollars at the exchange rate in effect    brokerage   fees   and    commissions,
on the transaction date.                  extraordinary  expenses, and payments,
                                          if any,  under a Rule  12b-1  Plan) to
The Fund  does not  separately  report    not more than a  specified  percentage
the effect of changes in foreign of the average daily net assets of exchange rates from changes in market each Fund for the current fiscal year. prices on securities held. Such There can be no assurance that the
changes are  included in net  realized    Expense   Limitation   Agreement  will
and  unrealized   gain  or  loss  from    continue  in the  future.  Subject  to
investments and foreign currencies.       approval by the Trustees,  the Advisor
                                          may be able to recoup  fees waived and
Realized  foreign  exchange  gains  or    expenses  assumed  during  any  of the
losses  arise  from  sales of  foreign    previous  five  fiscal  years  for the
currencies,  currency  gains or losses    Balanced  Fund,  the Equity Fund,  the
realized between the trade and Small Company Fund, and the settlement dates on securities International Equity Fund and three
transactions    and   the   difference    fiscal  years  for the  Mid-Cap  Fund,
between the recorded amounts of provided that the respective Fund's dividends, interest, and foreign total assets exceed $20 million for
withholding taxes, and the U.S. dollar    the  Balanced  Fund,  the Equity Fund,
equivalent  of  the  amounts  actually    the   Small    Company    Fund,    the
received  or  paid.   Net   unrealized    International   Equity  Fund  and  $15
foreign exchange gains and losses million for the Mid-Cap Fund. arise from changes in foreign exchange Additionally, the respective Fund must rates on foreign denominated assets reach a sufficient asset size to and liabilities other than investments permit such reimbursement to be made in securities held at the end of the without causing the total annual
reporting period.                         expense ratio of the  respective  fund
                                          to  exceed  the  corresponding  annual
Dividend Distributions                    expense   ratio  limit  as   described
Each  of the  Funds  may  declare  and    above.  See the  table  below  for the
distribute dividends from net amount of fees waived for each fiscal investment income (if any) at the end year that could possibly be recaptured of each calendar quarter. if all the requirements above are met. Distributions from capital gains (if
any)  are   generally   declared   and
distributed annually.

Estimates
The     preparation    of    financial
statements    in    conformity    with
accounting     principles    generally
accepted  in  the  United   States  of

                                                                  (Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

---------------------------------------------------------------------------------------------------------------------------------
Fund                                2006                2005                2004                2003                2002
---------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                            $62,923             $58,186             $67,203             $72,215             $66,738
Equity Fund                              $55,739             $62,289             $65,888             $78,808             $70,916
Small Company Fund                        $ -                 $ -               $ -                   $ -                 $ -
International Equity Fund                $26,029             $62,167             $78,128             $84,123             $82,248
Mid-Cap Fund                            $127,608            $143,196            $152,252            $102,355             $  -
---------------------------------------------------------------------------------------------------------------------------------

The expense limitation percentages, as    period  ended  September  30, 2006 are
well as the  Advisory  fees waived and    included in the following schedule.
expenses  reimbursed for the six month

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Advisor Fees
                                                                                Expense
                                                                               Limitation          Advisor Fees         Expenses
 Fund                                     Average Net Assets       Rate           Ratio               Waived           Reimbursed
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                             First $100 million       0.65%           1.20%               $36,056             $ -
                                           Over $100 million       0.50%
Equity Fund                               First $100 million       0.65%           1.20%               $35,216             $ -
                                           Over $100 million       0.50%
Small Company Fund                             On all assets       1.00%           1.50%               $ -                 $ -
International Equity Fund                 First $100 million       1.00%           2.00%               $3,386              $ -
                                           Over $100 million       0.75%
Mid-Cap Fund                                   On all assets       0.75%                               $26,727           $41,807
               Institutional Shares                                                1.30%
                    Investor Shares                                                1.55%
-----------------------------------------------------------------------------------------------------------------------------------

Administrator
Each Fund pays a monthly Funds, additional compensation for administration fee to The Nottingham fund accounting and recordkeeping Company (the "Administrator") based services and for certain costs upon the average daily net assets of involved with the daily valuation of the Fund and calculated at the annual securities and as reimbursement for rates which are subject to a minimum out-of-pocket expenses (which are of $2,000 per month per Fund. The immaterial in amount). A breakdown of Administrator also receives a fee to fees paid to the Administrator is
procure and pay the  custodian for the    provided in the following schedule.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Fund             Fund
               Administration Fees (1)         Custody Fees (1)                  Accounting       Accounting         Blue Sky
              Average Net             Annual        Average Net        Annual       Fees            Fees(on        Administration
                 Assets                Rate           Assets            Rate     (monthly)        all assets)      Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
All Funds         First $50 million    0.175%     First $100 million    0.020%     $2,250 (2)        0.01%        $160 per state
                   Next $50 million    0.150%     Over $100 million     0.009%       $750 (2)
                   Next $50 million    0.125%
                  Over $150 million    0.100%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.
(2) These fees are based on the number of classes of shares for each Fund. Each Fund pays $2,250 per month for the initial class of shares and $750 per month for each additional class of shares.

                                                                    (Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________


Compliance Services                       4.   Purchases and Sales of Investment
The  Nottingham  Compliance  Services,         Securities
LLC, a fully  owned  affiliate  of the
Administrator, provides services which    For  the  six   month   period   ended
assists the Trust's  Chief  Compliance    September 30, 2006, the aggregate cost
Officer in monitoring  and testing the    of purchases  and proceeds  from sales
compliance  policies and procedures of    of  investment  securities  (excluding
the   Trust   in   conjunction    with    short-term    securities)    were   as
requirements  under  Rule 38a-1 of the    follows:
Securities and Exchange Commission. It
receives compensation for this service    --------------------------------------------------------
at an annual  rate of $7,750  for each                                               Proceeds from
fund.                                                                 Purchases of        Sales of
                                          Fund                         Securities       Securities
Transfer Agent                            --------------------------------------------------------
North Carolina  Shareholder  Services,    Balanced Fund                 $3,658,788     $2,564,857
LLC   ("Transfer   Agent")  serves  as    Equity Fund                   $3,381,045     $4,152,928
transfer,    dividend   paying,    and    Small Company Fund           $23,924,858    $45,126,543
shareholder  servicing  agent  for the    International Equity Fund     $2,860,275     $1,559,896
Funds.  It receives  compensation  for    Mid-Cap Fund                  $2,341,153     $2,071,961
its   services   based  upon  $15  per    --------------------------------------------------------
shareholder  per  year,  subject  to a
minimum  fee of  $1,500  per month per    Purchases and sales of U.S. Government
Fund and $500 per  month  per Fund for    Obligations   for  the  Balanced  Fund
each additional class of shares.          aggregated    $0    and    $1,100,000,
                                          respectively,  during  the  six  month
Distributor                               period ended September 30, 2006. There
Capital  Investment  Group,  Inc. (the    were no  other  purchases  or sales of
"Distributor")  serves  as the  Fund's    long-term U.S. Government  Obligations
principal underwriter and distributor.    for the  Equity  Fund,  Small  Company
                                          Fund,  International  Equity  Fund  or
Certain  Trustees  and officers of the    Mid-Cap Fund.
Trust   are  also   officers   of  the
Advisor,   the   Distributor   or  the    5.   Federal Income Tax
Administrator.
                                          The tax components of capital shown in
                                          the  table  on  the   following   page
3.   Distribution   and  Service  Fees    represent:   (1)  tax   components  of
     (Mid-Cap Fund)                       capital,  as of March  31,  2006.  (2)
                                          losses or deductions  the Funds may be
The  Trustees,  including the Trustees    able  to  offset  against  income  and
who are not  "interested  persons"  as    gains realized in future years,  as of
defined  in the 1940 Act of the  Trust    March   31,   2006.   (3)   unrealized
adopted  a  distribution  and  service    appreciation    or   depreciation   of
plan  pursuant  to Rule  12b-1  of the    investments  for  federal  income  tax
1940 Act (the  "Plan")  applicable  to    purposes, as of September 30, 2006.
the Mid-Cap Fund Investor Shares.  The
1940 Act regulates the manner in which    Other  book  tax  differences  in  the
a  regulated  investment  company  may    fiscal  year ended  March 31, 2006 was
assume  costs  of   distributing   and    primarily  consist of foreign currency
promoting  the sales of its shares and    contract   adjustments   and  deferred
servicing of its shareholder accounts.    post-October losses.

The Plan  provides  that  the  Mid-Cap
Fund may incur  certain  costs,  which
may not exceed  0.25% per annum of the
average  daily net assets of  Investor
Shares    for   each   year    elapsed
subsequent  to  adoption  of the Plan,
for  payment  to the  Distributor  and
others for items  such as  advertising
expenses,       selling      expenses,
commissions, travel, or other expenses
reasonably intended to result in sales
of  Investor  Shares  in the  Fund  or
support  servicing  of Investor  Share
shareholder       accounts.       Such
expenditures  incurred as service fees
may not exceed  0.25% per annum of the
Investor  Shares'  average  daily  net
assets.   The  Mid-Cap  Fund  incurred
$5,581  of  such   expenses   for  the
Investor Shares under the Plan for the
six month period ended  September  30,
2006.
                                                                (Continued)

                                       24

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

-----------------------------------------------------------------------------------------------------------------------------------
                                Undistributed      Undistributed                                                         Net Tax
                                  Ordinary           Long-Term          Accumulated            Other Book to        Appreciation/
Fund                               Income             Gains            Capital Losses         Tax Differences       (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                       $ -                $ -               $1,422,500             $(17,057)           $1,573,970
Equity Fund                         $ -                $ -               $1,663,143             $ (2,881)           $2,170,536
Small Company Fund                  $ -            $19,070,016               $ -                  $ -              $92,765,666
International Equity Fund         $17,291              $ -                 $344,137             $(21,196)           $3,968,812
Mid-Cap Fund                        $ -               $455,715                  $ -               $ -               $1,307,778
-----------------------------------------------------------------------------------------------------------------------------------

Accumulated capital losses noted below represent net capital loss carry-forwards, as of March 31, 2006, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The table below shows the expiration dates of the carryovers.

-----------------------------------------------------------------------------------------------------------------------------------
Capital Loss Carry-forward Expiration Schedule
For the year ended March 31, 2006
Fund                                  March 31, 2010      March 31, 2011      March 31, 2012      March 31, 2013      March 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                           $ -                 $1,378,571            $43,929              $ -                $ -
Equity Fund                             $ -                 $1,228,977           $434,166              $ -                $ -
Small Company Fund                      $ -                     $ -                 $ -                $ -                $ -
International Equity Fund               $ -                     $ -              $344,137              $ -                $ -
Mid-Cap Fund                            $ -                     $ -                 $ -                $ -                $ -
-----------------------------------------------------------------------------------------------------------------------------------

The aggregate cost of investments and Unrealized appreciation and unrealized the composition of unrealized depreciation in the table below appreciation and depreciation of exclude appreciation/ (depreciation) investment securities for federal on foreign currency translations. The income tax purposes as of September primary difference between book and
30, 2006 are noted below.                 tax  appreciation/  (depreciation)  of
                                          investments    is   wash   sale   loss
                                          deferrals.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Aggregate Gross             Aggregate Gross
                                                                                    Unrealized                  Unrealized
 Fund                                                    Federal Tax Cost          Appreciation                 Depreciation
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                              $11,609,445                $1,492,937                  $(292,751)
Equity Fund                                                $11,331,272                $1,882,919                  $(412,315)
Small Company Fund                                        $296,943,410               $83,284,282               $(34,093,818)
International Equity Fund                                  $10,425,709                $4,444,947                  $(476,014)
Mid-Cap Fund                                                $6,819,300                  $841,075                  $(362,150)
-----------------------------------------------------------------------------------------------------------------------------------

The    amount   of    dividends    and    treatments   for  items  such  as  net
distributions   from  net   investment    short-term  gains,  deferral  of  wash
income and net realized capital gains sale losses, foreign currency are determined in accordance with transactions, net investment losses
federal income tax  regulations  which    and capital loss carry-forwards.
may  differ  from  generally  accepted
accounting      principles.      These
differences   are  due  to   differing

-----------------------------------------------------------------------------------------------------------------------------------
For the fiscal year ended March 31,                                                   Distributions from
                                                                Ordinary Income                      Long-Term Capital Gains
 Fund                                                          2006                   2005                2006              2005
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                 $82,780               $104,376               $ -               $ -
Equity Fund                                                     $ -                    $ -                 $ -               $ -
Small Company Fund                                              $ -                    $ -                 $ -               $ -
International Equity Fund                                       $ -                    $ -                 $ -               $ -
Mid-Cap Fund                                                    $ -                    $ -              $357,028           $54,220
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        (Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

6. Capital Share Transactions

------------------------------------------------------ ------------------------------------- ----------------------------------
                                                                   Balanced Fund                         Equity Fund
                                                          September 30,        March 31,        September 30,      March 31,
For the six month period and fiscal year ended:                2006             2006 (a)            2006            2006 (a)
------------------------------------------------------ ------------------- ----------------- ------------------ ---------------
Transactions in Fund Shares
      Shares sold                                                   8,788            60,800              2,445          15,999
      Reinvested distributions                                      3,237             5,387                  -               -
      Shares repurchased                                         (10,493)         (217,450)           (54,115)        (46,149)
Net Increase (Decrease) in Capital Share
Transactions                                                        1,532         (151,263)           (51,670)        (30,150)
Shares Outstanding, Beginning of Period                           827,328           978,591            777,429         807,579
Shares Outstanding, End of Period                                 828,860           827,328            725,759         777,429
------------------------------------------------------ ------------------- ----------------- ------------------ ---------------

------------------------------------------------------ ------------------------------------- ----------------------------------
                                                               Small Company Fund                  International Fund
                                                          September 30,        March 31,        September 30,      March 31,
For the six month period and fiscal year ended:                2006             2006 (a)            2006            2006 (a)
------------------------------------------------------ ------------------- ----------------- ------------------ ---------------
Transactions in Fund Shares
        Shares sold                                             1,554,342         2,784,541            115,382          88,132
        Reinvested distributions                                        -                 -              1,022               -
        Shares repurchased                                    (2,221,245)       (8,217,762)           (50,472)        (61,492)
Net (Decrease) Increase in Capital Share Transactions           (666,903)       (5,433,221)             65,932          26,640
Shares Outstanding, Beginning of Period                        11,352,731        16,785,952            910,530         883,890
Shares Outstanding, End of Period                              10,685,828        11,352,731            976,462         910,530
------------------------------------------------------ ------------------- ----------------- ------------------ ---------------

------------------------------------------------------ ------------------------------------------------------------------------
                                                                                      Mid-Cap Fund
                                                               Institutional Class                    Investor Class
                                                            September 30,      March 31,        September 30,      March 31,
For the six month period and fiscal year ended:                2006            2006 (a)            2006            2006 (a)
------------------------------------------------------ ------------------- ----------------- ------------------ ---------------
Transactions in Fund Shares
        Shares sold                                                 1,075             3,369             37,420          92,987
        Reinvested distributions                                        -             7,825                  -          14,301
        Shares repurchased                                          (382)             (904)           (13,584)        (23,296)
Net Increase in Capital Share Transactions                            693            10,290             23,836          83,992
Shares Outstanding, Beginning of Period                           179,586           169,296            291,819         207,827
Shares Outstanding, End of Period                                 180,279           179,586            315,655         291,819
------------------------------------------------------ ------------------- ----------------- ------------------ ---------------
(a) Audited.

7.   Forward Currency Contracts           8.   New Accounting Pronouncements

A table listing forward currency In September 2006, the Financial contracts can be found in the Schedule Accounting Standards Board (FASB) of Investments (if applicable). issued Statement on Financial
Forward currency contracts are Accounting Standards (SFAS) No. 157, agreements to deliver or receive a "Fair Value Measurements". This preset amount of a specific currency standard establishes a single
at a future date.                         authoritative   definition   of   fair
                                          value,   sets  out  a  framework   for
The tables in the Schedule of measuring fair value measurements SFAS Investments provide the name of the No. 157 applies to fair value foreign currency, the settlement date, measurements already required or amount of the contract, the value of permitted by existing standards SFAS the currency in U.S. dollars, and the No. 157 is effective for financial unrealized gain or loss associated statements issued for fiscal years with the contract. The amount of the beginning after November 15, 2007 and unrealized gain or loss reflects the interim periods within those fiscal change in currency exchange rates from years. The changes to current the time the contract was opened to generally accepted accounting
September 30, 2006.                       principles  from  the  application  of
                                          this    Statement    relate   to   the
                                          definition of fair value,  the methods
                                          used to measure  fair  value,  and the

                                                                   (Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

expanded  disclosures about fair value
measurements.   As  of  September  30,
2006,  the Fund does not  believe  the
adoption  of SFAS No. 157 will  impact
the amounts  reported in the financial
statements,     however,    additional
disclosures  may be required about the
inputs    used    to    develop    the
measurements and the effect of certain
of the  measurements  reported  on the
statement of changes in net assets for
a fiscal period.

On  July  13,  2006,   the   Financial
Accounting   Standards   Board  (FASB)
released  FASB  Interpretation  No. 48
"Accounting  for Uncertainty in Income
Taxes"  (FIN  48).   FIN  48  provides
guidance   for   how   uncertain   tax
positions    should   be   recognized,
measured,  presented  and disclosed in
the  financial   statements.   FIN  48
requires   the   evaluation   of   tax
positions  taken  or  expected  to  be
taken in the course of  preparing  the
Fund's  tax   returns   to   determine
whether   the   tax    positions   are
"more-likely-than-not"     of    being
sustained   by  the   applicable   tax
authority. Tax positions not deemed to
meet     the      more-likely-than-not
threshold  would be  recorded as a tax
benefit  or  expense  in  the  current
year.  Adoption  of FIN 48 is required
for  fiscal  years   beginning   after
December 15, 2006 and is to be applied
to  all  open  tax  years  as  of  the
effective    date.   At   this   time,
management    is    evaluating     the
implications  of FIN 48.  Although not
yet  determined,  management  does not
expect  FIN  48  to  have  a  material
impact on the financial statements.

9.  Commitments and Contingencies

Under   the   Funds'    organizational
documents,  its  officers and Trustees
are   indemnified    against   certain
liabilities   arising   out   of   the
performance  of  their  duties  to the
Funds.  In  addition,  in  the  normal
course of  business,  the Funds  enter
into  contracts with their vendors and
others   that   provide   for  general
indemnifications.  The Funds'  maximum
exposure under these  arrangements  is
unknown as this would  involve  future
claims  that may be made  against  the
Funds.  The Funds  expect that risk of
loss to be remote.

The Brown Capital Management Funds

Additional Information (Unaudited)
________________________________________________________________________________


1.   Approval of  Advisory  Agreements    coordination of services for the Funds
     During the Period                    among the  Funds'  service  providers;
                                          and its  efforts to promote the Funds,
The Advisor supervises the investments grow the Funds' assets, and assist in of the Funds pursuant to several the distribution of Fund shares. The Investment Advisory Agreements for the Trustees noted that the president and Funds. At the annual meeting of the the vice president and principal
Funds'  Board of Trustees on September    executive  officer  for the Funds were
12,  2006,  the  Trustees  unanimously    employees  of the  Advisor  and served
approved the renewal of the Investment    the    Trust    without     additional
Advisory Agreements for another year. compensation. After reviewing the In considering whether to approve the foregoing information and further renewal of the Investment Advisory information in the memorandum from the
Agreements, the Trustees reviewed and Advisor (e.g., descriptions of the considered such information as they Advisor's business, the Advisor's deemed reasonably necessary, including compliance programs, and the Advisor's the following material factors: (i) Form ADV), the Board of Trustees the nature, extent, and quality of the concluded that the nature, extent, and services provided by the Advisor; (ii) quality of the services provided by the investment performance of the the Advisor were satisfactory and
Funds and the Advisor; (iii) the costs    adequate for the Funds.
of the  services  to be  provided  and
profits to be realized by the Advisor In considering the investment and its affiliates from the performance of the Funds and the relationship with the Funds; (iv) the Advisor, the Trustees compared the extent to which economies of scale short and long-term performance of would be realized as the Funds grow each Fund with the performance of its and whether advisory fee levels benchmark index, comparable funds with reflect those economies of scale for similar objectives and size managed by the benefit of the Funds' investors; other investment advisors, and
(v) the Advisor's practices regarding comparable peer group indices (e.g., brokerage and portfolio transactions; Morningstar category averages). The and (vi) the Advisor's practices Trustees also considered the regarding possible conflicts of consistency of the Advisor's
interest.                                 management   of  each  Fund  with  its
                                          investment   objective  and  policies.
At the meeting, the Trustees reviewed After reviewing the short and various informational materials long-term investment performance of including, without limitation, copies the Funds, the Advisor's experience of the Investment Advisory Agreements managing the Funds and other advisory and Expense Limitation Agreements for accounts, the Advisor's historical
the  Funds;  a  memorandum   from  the    investment   performance,   and  other
Advisor  to  the  Trustees  containing    factors,   the   Board   of   Trustees
information about the Advisor, its concluded that the investment business, its finances, its personnel, performance of each Fund and the
its   services   to  the  Funds,   and    Advisor was satisfactory.
comparative  expense ratio information
for other mutual funds with strategies In considering the costs of the similar to the Funds; and a memorandum services to be provided and profits to from Parker Poe Adams & Bernstein LLP be realized by the Advisor and its (counsel to the Trust) that summarized affiliates from the relationship with the fiduciary duties and the Funds, the Trustees considered the responsibilities of the Board of Advisor's staffing, personnel, and
Trustees in  reviewing  and  approving    methods of  operating;  the  education
the Investment Advisory Agreements, and experience of the Advisor's including the types of information and personnel; the Advisor's compliance factors that should be considered in policies and procedures; the financial
order to make an informed decision.       condition of the Advisor and the level
                                          of  commitment  to the  Funds  and the
In considering the nature, extent, and    Advisor  by  the   principals  of  the
quality of the services provided by Advisor; the asset levels of the the Advisor, the Trustees reviewed the Funds; and the overall expenses of the responsibilities of the Advisor under Funds, including certain prior fee
the  Investment  Advisory  Agreements.    waivers  and   reimbursements  by  the
The Trustees reviewed the services Advisor on behalf of the Funds and the being provided by the Advisor to the nature and frequency of advisory fee Funds including, without limitation, payments. The Trustees reviewed the the quality of its investment advisory financial statements for the Advisor services since each Fund's inception and discussed the financial stability
(including         research        and    and  profitability  of the  firm.  The
recommendations with respect to Trustees reviewed the Funds' Expense portfolio securities); its procedures Limitation Agreements with the
for       formulating       investment    Advisor,  and  discussed the Advisor's
recommendations      and      assuring    prior fee  waivers  under the  Expense
compliance with each Fund's investment Limitation Agreements in detail, objectives and limitations; its including the nature and scope of cost allocation for such fees. The Trustees
                                          also considered potential benefits for
                                          the  Advisor  in  managing  the Funds,

                                                                  (Continued)
                                       28

The Brown Capital Management Funds

Additional Information (Unaudited)
________________________________________________________________________________

including promotion of the Advisor's The Trustees also determined that due name, the ability for the Advisor to to their respective sizes, the Funds place small accounts into the Funds, would likely continue to experience and the potential for the Advisor to benefits from the Expense Limitation generate soft dollars from certain of Agreements until the Funds' assets the Funds' trades that may benefit the grew to a level where the Funds' Advisor's other clients as well. The expenses fell below the cap set by the Trustees then compared the fees and respective Expense Limitation expenses of each Fund (including the Agreement and the Advisor began management fee) to other funds receiving its full fee. In addition, comparable in terms of the type of the Trustees noted that the Funds'
fund,  the  nature  of its  investment    shareholders  would also  benefit from
strategy, its style of investment economies of scale under the Funds' management, and its size, among other agreements with service providers factors. With respect to The BCM other than the Advisor. For The BCM
Equity Fund, the Trustees determined Small Company Fund, the Trustees that the management fee was higher determined that, while the management than some of the comparable funds and fee would remain the same at all asset lower than others, and while the levels, the Fund's shareholders would expense ratio was higher than the receive benefits from the Expense comparable funds, it was lower than Limitation Agreement if the Fund's the industry average. With respect to assets were to decrease or the Fund's The BCM Balanced Fund, the Trustees expenses increased beyond the cap set determined that the management fee was by the Expense Limitation Agreement. higher than some of the comparable The Trustees noted that the Fund's funds and lower than others, and while shareholders benefited from economies the expense ratio was higher than some of scale under the Fund's agreements of the comparable funds and lower than with service providers other than the others, it was lower than the industry Advisor. For The BCM Mid-Cap Fund, the average. With respect to The BCM Small Trustees determined that, while the Company Fund, the Trustees determined management fee would remain the same that the management fee was higher at all asset levels, the Fund's than some of the comparable funds and shareholders had experienced benefits the same as others, and while the from the Expense Limitation Agreement. expense ratio was higher than some of The Trustees noted that, due to its the comparable funds and lower than size, the Fund's shareholders would others, it was lower than the industry likely continue to experience benefits average. With respect to The BCM from the Expense Limitation Agreement
International    Equity   Fund,    the    until  the  Fund's  assets  grew  to a
Trustees determined that the level where the Fund's expenses fell management fee was higher than some of below the cap set by the Expense the comparable funds and the same as Limitation Agreement and the Advisor others, and the expense ratio was began receiving its full fee. higher than the comparable funds and Thereafter, the Trustees noted that the industry average. With respect to the Fund's shareholders would continue The BCM Mid-Cap Fund, the Trustees to benefit from economies of scale determined that the management fee was under the Fund's agreements with the same as some of the comparable service providers other than the funds and lower than others, and while Advisor. Following further discussion the expense ratio was higher than the of the Funds' asset levels, comparable funds, it was lower than expectations for growth, and fee the industry average. Following this levels, the Board of Trustees comparison and upon further determined that each Fund's fee consideration and discussion of the arrangements were fair and reasonable foregoing, the Board of Trustees in relation to the nature and quality
concluded  that the fees to be paid to    of  the   services   provided  by  the
the Advisor by each Fund were fair and Advisor, and that each Fund's Expense reasonable in relation to the nature Limitation Agreement provided and quality of the services provided potential savings or protection for
by the Advisor.                           the benefit of such Fund's investors.

In considering the extent to which In considering the Advisor's practices economies of scale would be realized regarding brokerage and portfolio as the Funds grow and whether advisory transactions, the Trustees reviewed
fee levels reflect those  economies of    the    Advisor's    standards,     and
scale for the benefit of the Funds' performance in utilizing those investors, the Trustees considered standards, for seeking best execution that each Fund's fee arrangements with for Fund portfolio transactions, the Advisor involved both the including the use of alternative management fee and an Expense markets (e.g., direct purchases from Limitation Agreement. For The BCM issuers or underwriters or, as to Equity Fund, The BCM Balanced Fund, equity securities, "third market" for and The BCM International Equity Fund, listed securities and principal market
the  Trustees  noted that these  Funds    makers      for       over-the-counter
utilize  breakpoints in their advisory    securities).    The   Trustees    also
fee schedules and determined  that the    considered the  anticipated  portfolio
Funds' shareholders would benefit from turnover rate for the Funds; the economies of scale as the Funds grow. extent to which the Funds allocate portfolio  business to  broker-dealers
                                          who provide research,  statistical, or

                                                                   (Continued)

The Brown Capital Management Funds

Additional Information (Unaudited)
________________________________________________________________________________

other services (soft dollars) to the the Board of Trustees indicated that Funds compared with broker-dealers who the Advisor's standards and practices provide only execution services; the relating to the identification and difference between "full service" and mitigation of possible conflicts of "bare bones" commission rates, interests were satisfactory. Based including consideration, each quarter, upon all of the foregoing of whether the higher rates are considerations, the Board of Trustees, reasonable in relation to the value of including a majority of the
the services provided;  the process by    Independent  Trustees,   approved  the
which  evaluations  are  made  of  the    renewal  of  the  Investment  Advisory
overall  reasonableness of commissions    Agreements for the Funds.
paid;   the   method   and  basis  for
selecting    and     evaluating    the    2.   Proxy Voting  Policies and Voting
broker-dealers  used; any  anticipated         Record
allocation  of  portfolio  business to
persons affiliated with the Advisor; A copy of the Trust's Proxy Voting and the general nature and quality of the Disclosure Policy and the Advisor's research, statistical, and other Proxy Voting and Disclosure Policy are services received (or expected to be included as Appendix B to the Fund's received) by the Advisor and/or the Statement of Additional Information Trust in return for commissions paid and is available, without charge, upon by the Funds or by any other account request, by calling 1-800-773-3863. advised by the Advisor. The Trustees Information regarding how the Fund then considered whether such services voted proxies relating to portfolio and soft dollars provide lawful and securities during the most recent
appropriate  assistance to the Advisor    12-month   period  ended  June  30  is
in the performance of its investment available (1) without charge, upon decision-making responsibilities and request, by calling the Fund at the whether any payments are made for such number above and (2) on the SEC's
services    through    the    use   of    website at http://www.sec.gov.
concessions  or  mark-ups  charged  by
underwriters or dealers in a principal    3.   Quarterly Portfolio Holdings
(including     riskless     principal)
capacity; the extent to which any soft Each Fund files its complete schedule dollar payment is allocated for of portfolio holdings with the SEC for products or services that provide both the first and third quarters of each a research and a non-research fiscal year on Form N-Q. The Fund's function; the extent to which such Form N-Q's are available on the SEC's services benefit other accounts, if website at http://www.sec.gov. You may any, advised by the Advisor; the review and make copies at the SEC's
extent to which such  services  enable    Public  Reference  Room in Washington,
the Advisor to avoid expenses that it D.C. You may also obtain copies after otherwise would be required to bear paying a duplicating fee by writing under the Investment Advisory the SEC's Public Reference Section, Agreements with the Funds; the Washington, D.C. 20549-0102 or by
alternatives   to   "paying   up   for    electronic          request         to
research"  (e.g.,  paying for research    publicinfo@sec.gov,  or  is  available
with cash,  enlarging  the  investment    without  charge,   upon  request,   by
staff, etc.); and the opportunities calling the Fund at 1-800-773-3863. for the Advisor to recapture brokerage Information on the operation of the or related fees (e.g., as to equity Public Reference Room may be obtained
funds, tender offer fees, underwriting    by calling the SEC at 202-942-8090.
fees,  etc.) and credit it against the
fees  of  the  Funds.   After  further    4.   Change in Independent  Registered
review  and  discussion,  the Board of         Public Accounting Firm
Trustees determined that the Advisor's
practices   regarding   brokerage  and    On  March  15,  2005,   the  Board  of
portfolio       transactions      were    Trustees  engaged  Briggs,  Bunting  &
satisfactory.                             Dougherty,  LLP ("BBD") as the Trust's
                                          new  independent   registered   public
In considering the Advisor's practices    accounting  firm  effective  after the
regarding conflicts of interest, the completion of Deloitte & Touche LLP's Trustees evaluated the potential for audit of the March 31, 2005 financial conflicts of interest and considered statements. At no time preceding the
such  matters  as the  experience  and    engagement   of  BBD  did  the   Funds
ability  of  the  advisory   personnel    consult BBD  regarding  either (i) the
assigned to each Fund; the basis for application of accounting principles soft dollar payments with to a specified transaction, either
broker-dealers,      including     any    completed or proposed,  or the type of
broker-dealers affiliated with the audit opinion that might be rendered Advisor; the basis of decisions to buy on the Funds' financial statements, or or sell securities for the Funds (ii) any matter that was either and/or the Advisor's other accounts; subject of a disagreement or a
the method for  bunching of  portfolio    reportable  event,  as such  terms are
securities transactions; and the defined in Item 304 of Regulation S-K. substance and administration of the
Advisor's  code of  ethics.  Following
further  consideration and discussion,

                                                                  (Continued)
                                       30

The Brown Capital Management Funds

Additional Information (Unaudited)
________________________________________________________________________________



Prior to this date,  Deloitte & Touche
LLP   served   as   the    independent
registered  public accounting firm for
the Trust and  issued  reports  on the
Funds'  financial   statements  as  of
March 31, 2005 and 2004.  Such reports
did not contain an adverse  opinion or
a disclaimer of opinion, nor were they
qualified    or    modified    as   to
uncertainty,     audit    scope,    or
accounting principles.

At no time  preceding  the  removal of
Deloitte  & Touche  LLP were there any
disagreements  with  Deloitte & Touche
LLP  on  any   matter  of   accounting
principles  or  practices,   financial
statement   disclosure,   or  auditing
scope     or     procedure,      which
disagreements,  if not resolved to the
satisfaction of Deloitte & Touche LLP,
would have caused it to make reference
to   the   subject   matter   of   the
disagreements  in connection  with its
report.   At  no  time  preceding  the
removal  of  Deloitte & Touche LLP did
any  of  the  events   enumerated   in
paragraphs  (1)(v)(A)  through  (D) of
Item 304(a) of Regulation S-K occur.

The Brown Capital Management Funds
are series of
The Nottingham Investment Trust II





For Shareholder Service Inquiries:           For Investment Advisor Inquiries:

Documented:                                  Documented:

NC Shareholder Services                      Brown Capital Management, Inc.
116 South Franklin Street                    1201 North Calvert Street
Post Office Drawer 4365                      Baltimore, Maryland 21202
Rocky Mount, North Carolina 27803

Toll-Free Telephone:                         Toll-Free Telephone:

1-800-773-3863                               1-877-892-4BCM, 1-877-892-4226

World Wide Web @:                            World Wide Web @:

nottinghamco.com                             browncapital.com








                                                 [Company Logo Here]
                                                BROWN CAPITAL MANAGEMENT

Item 2.  CODE OF ETHICS.


         Not applicable.





Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


         Not applicable.





Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.




Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





Item 6.  SCHEDULE OF INVESTMENTS.


         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.

Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.





Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


         None.





Item 11. CONTROLS AND PROCEDURES.


(a) The Principal Executive Officers and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 12. EXHIBITS.


(a)(1)   Not applicable.


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II


By: (Signature and Title)        /s/ Tracey L. Hendricks
                                 _____________________________________
                                 Tracey L. Hendricks
                                 Treasurer, Assistant Secretary, and Principal
                                 Financial Officer

Date: November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: (Signature and Title)        /s/ Douglas S. Folk
                                 _____________________________________
                                 Douglas S. Folk
                                 President and Principal Executive Officer,
                                 EARNEST Partners Fixed Income Trust

Date: November 30, 2006



By: (Signature and Title)        /s/ Keith A. Lee
                                 _____________________________________
                                 Keith A. Lee
                                 Trustee, The Nottingham Investment Trust II
                                 Vice President and Principal Executive Officer,
                                 The Brown Capital Management Equity Fund, The
                                 Brown Capital Management Balanced Fund, The
                                 Brown Capital Management Small Company Fund,
                                 The Brown Capital Management International
                                 Equity Fund, and The Brown Capital Management
                                 Mid-Cap Fund

Date: November 30, 2006







By: (Signature and Title)        /s/ Tracey L. Hendricks
                                 _____________________________________
                                 Tracey L. Hendricks
                                 Treasurer, Assistant Secretary, and Principal
                                 Financial Officer, The Nottingham Investment
                                 Trust II

Date: November 29, 2006